Quarterly Holdings Report
for

Fidelity® Series Bond Index Fund

November 30, 2020

SBX-QTLY-0121
1.9892978.101

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$2,000,000	$2,028,103
2.25% 2/1/32	3,000,000	3,035,461
2.75% 6/1/31	3,000,000	3,186,942
2.95% 7/15/26	1,425,000	1,582,944
3.3% 2/1/52	3,550,000	3,527,634
3.5% 6/1/41	1,500,000	1,615,408
3.5% 9/15/53 (a)	5,620,000	5,755,660
3.55% 6/1/24	535,000	585,104
3.55% 9/15/55 (a)	12,721,000	13,019,053
3.6% 7/15/25	1,130,000	1,267,090
3.65% 6/1/51	1,950,000	2,059,320
3.65% 9/15/59 (a)	8,327,000	8,483,761
3.8% 2/15/27	1,604,000	1,836,186
4.125% 2/17/26	4,870,000	5,642,722
4.3% 2/15/30	2,000,000	2,387,912
4.35% 6/15/45	1,141,000	1,360,320
4.5% 3/9/48	1,460,000	1,779,237
4.65% 6/1/44	1,403,000	1,684,681
British Telecommunications PLC 9.625% 12/15/30 (b)	805,000	1,313,682
Orange SA 5.5% 2/6/44	535,000	786,182
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,744,620
4.665% 3/6/38	1,050,000	1,259,416
5.213% 3/8/47	3,871,000	4,947,228
5.462% 2/16/21	481,000	485,949
5.52% 3/1/49	600,000	798,705
7.045% 6/20/36	464,000	696,099
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	3,561,757
1.68% 10/30/30 (a)	2,598,000	2,605,069
2.625% 8/15/26	4,123,000	4,507,369
2.987% 10/30/56 (a)	15,553,000	16,450,350
3.15% 3/22/30	3,860,000	4,338,825
4.125% 3/16/27	1,247,000	1,478,147
4.272% 1/15/36	4,327,000	5,422,452
4.4% 11/1/34	673,000	849,860
4.75% 11/1/41	178,000	240,480
5.012% 4/15/49	205,000	290,255
5.012% 8/21/54	2,238,000	3,227,733
		116,841,716
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	535,000	843,981
The Walt Disney Co.:
2% 9/1/29	1,877,000	1,945,875
2.65% 1/13/31	5,000,000	5,440,299
2.75% 9/1/49	1,876,000	1,933,159
3.5% 5/13/40	1,000,000	1,169,353
3.6% 1/13/51	1,000,000	1,183,768
3.7% 10/15/25	1,247,000	1,407,807
3.8% 3/22/30	2,800,000	3,325,911
3.8% 5/13/60	1,000,000	1,237,351
4.7% 3/23/50	2,257,000	3,147,682
5.4% 10/1/43	691,000	1,001,330
6.15% 3/1/37	705,000	1,043,345
6.15% 2/15/41	1,872,000	2,847,008
TWDC Enterprises 18 Corp. 2.3% 2/12/21	845,000	848,186
Viacom, Inc.:
4.375% 3/15/43	470,000	545,659
5.85% 9/1/43	2,611,000	3,591,028
		31,511,742
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	1,400,000	1,398,367
1.1% 8/15/30	2,700,000	2,677,601
1.9% 8/15/40	792,000	783,469
1.998% 8/15/26	410,000	439,817
2.05% 8/15/50	2,700,000	2,620,737
3.625% 5/19/21	673,000	683,665
		8,603,656
Media - 0.8%
CBS Corp.:
3.375% 2/15/28	1,880,000	2,094,231
4% 1/15/26	1,069,000	1,219,963
4.2% 6/1/29	2,200,000	2,609,181
4.6% 1/15/45	1,301,000	1,528,273
4.95% 5/19/50	1,440,000	1,836,222
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	700,000	732,820
3.75% 2/15/28	3,250,000	3,639,777
3.85% 4/1/61 (c)	4,200,000	4,317,449
4.2% 3/15/28	1,961,000	2,251,760
4.908% 7/23/25	1,423,000	1,647,165
5.125% 7/1/49	2,445,000	2,999,696
5.375% 5/1/47	1,900,000	2,408,843
5.75% 4/1/48	933,000	1,235,574
6.384% 10/23/35	2,397,000	3,317,509
6.484% 10/23/45	836,000	1,191,999
Comcast Corp.:
1.5% 2/15/31	2,700,000	2,684,628
1.95% 1/15/31	2,690,000	2,774,758
2.35% 1/15/27	4,242,000	4,561,096
2.45% 8/15/52	2,700,000	2,651,397
2.65% 2/1/30	1,500,000	1,637,463
2.8% 1/15/51	2,700,000	2,832,244
3.15% 3/1/26	891,000	993,811
3.3% 2/1/27	5,722,000	6,459,310
3.375% 8/15/25	2,442,000	2,718,724
3.45% 2/1/50	2,000,000	2,360,148
3.7% 4/15/24	1,848,000	2,034,439
3.969% 11/1/47	926,000	1,163,548
4% 3/1/48	2,139,000	2,709,242
4.15% 10/15/28	3,360,000	4,043,166
4.65% 7/15/42	1,604,000	2,169,738
4.7% 10/15/48	5,708,000	8,050,683
4.75% 3/1/44	963,000	1,331,068
4.95% 10/15/58	3,717,000	5,697,762
6.4% 3/1/40	178,000	280,810
6.55% 7/1/39	535,000	849,958
6.95% 8/15/37	1,195,000	1,926,849
Discovery Communications LLC:
3.25% 4/1/23	416,000	437,917
3.625% 5/15/30	2,100,000	2,393,651
4% 9/15/55 (a)	1,031,000	1,146,188
4.65% 5/15/50	2,100,000	2,577,094
5.2% 9/20/47	1,497,000	1,902,471
5.3% 5/15/49	800,000	1,045,211
Fox Corp.:
4.03% 1/25/24	837,000	922,741
4.709% 1/25/29	1,850,000	2,236,775
5.476% 1/25/39	1,478,000	2,055,292
5.576% 1/25/49	1,660,000	2,425,521
Time Warner Cable, Inc.:
4.5% 9/15/42	1,961,000	2,259,475
5.875% 11/15/40	2,300,000	2,977,172
7.3% 7/1/38	713,000	1,045,964
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	957,370
2.55% 2/15/22	501,000	514,072
3% 7/30/46	802,000	866,773
3.15% 9/17/25	1,688,000	1,874,335
4.125% 6/1/44	1,016,000	1,284,915
		121,884,241
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	780,000
3.625% 4/22/29	2,503,000	2,855,673
6.125% 11/15/37	1,491,000	2,159,311
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	493,771
3.625% 12/15/25	356,000	402,871
3.7% 11/15/49	1,300,000	1,548,529
4.1% 10/1/23	860,000	939,739
4.3% 2/15/48	1,850,000	2,352,997
5.45% 10/1/43	1,029,000	1,446,886
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	2,700,000	2,777,949
3.3% 2/15/51 (a)	7,500,000	7,859,325
3.5% 4/15/25 (a)	4,990,000	5,518,341
3.75% 4/15/27 (a)	5,000,000	5,660,500
3.875% 4/15/30 (a)	7,550,000	8,659,020
Vodafone Group PLC:
2.5% 9/26/22	535,000	554,542
2.95% 2/19/23	1,230,000	1,295,167
3.75% 1/16/24	1,843,000	2,015,492
4.375% 5/30/28	6,205,000	7,451,325
5% 5/30/38	701,000	916,347
5.125% 6/19/59	2,500,000	3,388,338
5.25% 5/30/48	2,907,000	3,954,911
		63,031,034

TOTAL COMMUNICATION SERVICES		341,872,389

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,417,000	1,429,268
1.7% 9/9/21	802,000	810,747
2.15% 9/10/24	3,830,000	4,042,931
2.3% 9/9/26	891,000	957,950
3.55% 1/12/24	4,350,000	4,730,408
General Motors Co.:
5% 10/1/28	248,000	295,427
5.15% 4/1/38	1,500,000	1,785,400
5.2% 4/1/45	761,000	926,869
5.95% 4/1/49	2,178,000	2,938,603
6.6% 4/1/36	1,041,000	1,404,621
6.75% 4/1/46	1,275,000	1,816,991
General Motors Financial Co., Inc.:
3.25% 1/5/23	1,284,000	1,342,175
3.85% 1/5/28	1,247,000	1,388,711
4% 1/15/25	2,629,000	2,877,599
4% 10/6/26	656,000	732,833
4.3% 7/13/25	2,210,000	2,471,505
4.35% 1/17/27	1,425,000	1,619,245
4.375% 9/25/21	1,638,000	1,684,845
5.1% 1/17/24	6,462,000	7,222,478
5.65% 1/17/29	3,507,000	4,329,751
		44,808,357
Diversified Consumer Services - 0.0%
Duke University 2.832% 10/1/55	850,000	912,134
George Washington University 4.3% 9/15/44	356,000	436,930
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	846,000	850,470
3.75% 8/21/28	829,000	961,156
4.3% 2/21/48	886,000	1,124,520
Massachusetts Institute of Technology:
3.885% 7/1/2116	504,000	620,045
3.959% 7/1/38	842,000	1,029,867
Northwestern University 4.643% 12/1/44	597,000	790,488
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	1,040,690
3.619% 10/1/37	178,000	210,716
Rice University 3.774% 5/15/55	340,000	431,130
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	268,923
University Notre Dame du Lac 3.438% 2/15/45	593,000	719,913
University of Southern California 5.25% 10/1/2111	356,000	554,663
		9,951,645
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	410,000	410,294
3.6% 7/1/30	1,350,000	1,583,338
3.625% 9/1/49	6,943,000	8,136,513
3.7% 1/30/26	3,007,000	3,415,185
4.45% 3/1/47	1,013,000	1,316,018
4.875% 12/9/45	968,000	1,322,125
6.3% 3/1/38	1,256,000	1,918,316
Metropolitan Museum of Art 3.4% 7/1/45	535,000	601,129
Starbucks Corp.:
2.45% 6/15/26	1,782,000	1,924,936
3.5% 11/15/50	1,700,000	1,947,115
3.8% 8/15/25	1,239,000	1,404,783
3.85% 10/1/23	335,000	363,616
4% 11/15/28	1,247,000	1,476,034
4.5% 11/15/48	837,000	1,087,557
		26,906,959
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	2,027,300
1.5% 6/3/30	4,000,000	4,080,501
2.4% 2/22/23	2,825,000	2,949,887
2.5% 6/3/50	5,197,000	5,484,161
2.8% 8/22/24	1,155,000	1,250,177
3.15% 8/22/27	1,864,000	2,118,061
3.875% 8/22/37	4,601,000	5,837,842
4.05% 8/22/47	2,306,000	3,083,151
4.25% 8/22/57	1,183,000	1,679,275
4.8% 12/5/34	1,069,000	1,478,320
		29,988,675
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.7% 5/15/23	1,551,000	1,662,896
4% 5/15/25	1,425,000	1,607,838
Kohl's Corp. 4.75% 12/15/23	380,000	405,633
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	481,000	447,330
4.3% 2/15/43	846,000	579,510
Nordstrom, Inc.:
4% 3/15/27	804,000	781,339
5% 1/15/44	356,000	320,588
Target Corp.:
2.25% 4/15/25	15,000,000	16,047,180
3.9% 11/15/47	1,549,000	2,070,132
4% 7/1/42	1,247,000	1,676,757
		25,599,203
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	682,000	722,731
3.25% 4/15/25	713,000	776,941
3.7% 4/15/22	980,000	1,015,703
3.75% 6/1/27	1,034,000	1,186,484
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,998,334
1.7% 10/15/30	3,300,000	3,313,758
3.65% 4/5/29	1,909,000	2,224,359
3.7% 4/15/46	624,000	734,792
4.05% 5/3/47	2,050,000	2,518,558
4.55% 4/5/49	1,688,000	2,287,916
4.65% 4/15/42	1,158,000	1,526,426
5% 4/15/40	2,280,000	3,080,037
5.125% 4/15/50	1,200,000	1,757,536
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	541,104
The Home Depot, Inc.:
2.5% 4/15/27	3,300,000	3,605,250
2.8% 9/14/27	891,000	991,240
2.95% 6/15/29	4,000,000	4,526,463
3% 4/1/26	1,788,000	1,990,766
3.125% 12/15/49	1,483,000	1,707,188
3.75% 2/15/24	1,198,000	1,315,441
3.9% 12/6/28	1,027,000	1,229,574
3.9% 6/15/47	1,529,000	1,959,219
4.2% 4/1/43	281,000	366,930
4.25% 4/1/46	584,000	777,322
4.5% 12/6/48	1,331,000	1,856,170
4.875% 2/15/44	513,000	728,043
5.875% 12/16/36	1,854,000	2,815,966
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	5,149,513
		52,703,764
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	10,755,284
3.375% 11/1/46	802,000	960,878
		11,716,162

TOTAL CONSUMER DISCRETIONARY		201,674,765

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	504,000	528,727
3.3% 2/1/23	1,642,000	1,733,625
3.65% 2/1/26	10,789,000	12,177,851
4.625% 2/1/44	1,025,000	1,287,397
4.7% 2/1/36	868,000	1,078,701
4.9% 2/1/46	3,240,000	4,211,592
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	2,504,000	2,843,964
4.439% 10/6/48	1,318,000	1,649,509
4.6% 4/15/48	3,342,000	4,255,872
4.6% 6/1/60	1,372,000	1,752,692
4.95% 1/15/42	2,400,000	3,123,818
5.55% 1/23/49	7,412,000	10,639,548
5.8% 1/23/59 (Reg. S)	2,487,000	3,795,324
8.2% 1/15/39	499,000	859,130
Constellation Brands, Inc.:
3.5% 5/9/27	1,782,000	2,015,168
3.7% 12/6/26	1,346,000	1,543,803
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,466,024
2% 4/29/30	2,600,000	2,726,102
2.125% 4/29/32	2,400,000	2,540,449
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,400,000	2,889,377
4.057% 5/25/23	2,674,000	2,901,627
4.985% 5/25/38	1,284,000	1,717,839
Molson Coors Beverage Co.:
2.1% 7/15/21	874,000	881,837
3% 7/15/26	3,101,000	3,380,668
4.2% 7/15/46	2,358,000	2,721,332
PepsiCo, Inc.:
1.4% 2/25/31	1,800,000	1,816,764
1.625% 5/1/30	7,471,000	7,700,841
2.25% 5/2/22	2,139,000	2,197,241
2.375% 10/6/26	1,203,000	1,311,736
3% 10/15/27	3,245,000	3,659,336
3.6% 8/13/42	535,000	657,886
3.875% 3/19/60	2,400,000	3,195,590
4.25% 10/22/44	1,069,000	1,404,138
4.45% 4/14/46	1,034,000	1,438,490
The Coca-Cola Co.:
1.375% 3/15/31	3,100,000	3,099,947
1.45% 6/1/27	1,500,000	1,547,460
1.65% 6/1/30	1,500,000	1,544,024
2.5% 6/1/40	1,500,000	1,616,847
2.5% 3/15/51	1,500,000	1,553,227
2.6% 6/1/50	1,500,000	1,589,320
2.75% 6/1/60	1,500,000	1,622,542
2.875% 10/27/25	1,707,000	1,895,923
		113,573,288
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,150,412
Kroger Co.:
2.65% 10/15/26	508,000	554,085
3.5% 2/1/26	713,000	799,658
5.15% 8/1/43	485,000	665,564
5.4% 1/15/49	1,161,000	1,685,588
Sysco Corp.:
3.3% 7/15/26	584,000	646,283
3.3% 2/15/50	2,800,000	2,953,331
3.75% 10/1/25	1,016,000	1,140,952
6.6% 4/1/40	2,600,000	3,836,955
Walgreen Co. 3.1% 9/15/22	508,000	531,509
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	2,600,000	2,813,903
3.45% 6/1/26	891,000	987,652
4.65% 6/1/46	980,000	1,126,794
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,973,538
3.3% 4/22/24	3,387,000	3,685,239
3.4% 6/26/23	1,668,000	1,794,102
3.625% 12/15/47	2,215,000	2,840,112
3.7% 6/26/28	2,192,000	2,586,150
4.05% 6/29/48	4,969,000	6,837,243
4.3% 4/22/44	1,069,000	1,446,412
5.25% 9/1/35	1,540,000	2,264,062
5.625% 4/1/40	356,000	546,046
5.625% 4/15/41	820,000	1,281,160
6.5% 8/15/37	1,475,000	2,412,888
		49,559,638
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	846,000	872,517
4.8% 3/15/48	2,496,000	3,303,727
Conagra Brands, Inc.:
3.2% 1/25/23	1,569,000	1,647,580
4.3% 5/1/24	1,598,000	1,782,456
4.85% 11/1/28	2,429,000	3,019,586
5.3% 11/1/38	2,484,000	3,329,776
5.4% 11/1/48	324,000	466,096
General Mills, Inc.:
3.7% 10/17/23	2,487,000	2,708,993
4.2% 4/17/28	3,066,000	3,652,632
4.7% 4/17/48	1,300,000	1,817,720
Kellogg Co.:
3.125% 5/17/22	335,000	348,082
3.25% 4/1/26	663,000	742,840
4.3% 5/15/28	1,069,000	1,268,602
Kraft Foods Group, Inc. 5% 6/4/42	504,000	576,888
Kraft Heinz Foods Co.:
3% 6/1/26	2,317,000	2,417,697
4.375% 6/1/46	1,217,000	1,298,031
4.625% 1/30/29	6,690,000	7,672,647
5% 7/15/35	624,000	735,085
5.2% 7/15/45	924,000	1,089,243
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,502,788
4% 3/1/26	1,314,000	1,518,491
4.35% 3/1/29	4,604,000	5,587,267
5.1% 9/28/48	336,000	483,293
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	3,622,783
2% 7/28/26	284,000	302,767
3.1% 7/30/25	517,000	573,613
		52,341,200
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,940,866
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,538,031
2.4% 3/1/22	926,000	950,369
2.4% 6/1/23	1,425,000	1,497,561
3.2% 7/30/46	445,000	527,290
Procter & Gamble Co.:
2.3% 2/6/22	837,000	857,596
2.8% 3/25/27	4,860,000	5,415,942
2.85% 8/11/27	802,000	901,436
3% 3/25/30	8,500,000	9,837,501
3.1% 8/15/23	1,782,000	1,917,846
		27,384,438
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	1,247,000	1,297,678
3.4% 5/6/30	1,570,000	1,742,594
3.8% 2/14/24	829,000	905,344
3.875% 9/16/46	1,782,000	1,918,109
4.25% 8/9/42	1,744,000	1,964,336
4.8% 2/14/29	2,365,000	2,831,137
5.8% 2/14/39	1,940,000	2,566,339
5.95% 2/14/49	1,854,000	2,635,855
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,986,456
3.462% 9/6/29	3,400,000	3,725,929
3.557% 8/15/27	3,773,000	4,192,145
4.54% 8/15/47	2,983,000	3,359,184
4.758% 9/6/49	2,900,000	3,336,566
Philip Morris International, Inc.:
1.875% 2/25/21	2,674,000	2,680,734
2.125% 5/10/23	553,000	575,558
2.75% 2/25/26	668,000	727,379
3.375% 8/15/29	3,300,000	3,776,788
3.6% 11/15/23	654,000	715,025
3.875% 8/21/42	860,000	1,029,217
4.125% 3/4/43	1,782,000	2,182,950
4.875% 11/15/43	1,069,000	1,435,986
6.375% 5/16/38	258,000	395,739
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,437,044
4.85% 9/15/23	321,000	359,395
5.85% 8/15/45	756,000	965,934
7.25% 6/15/37	1,287,000	1,770,889
		50,514,310

TOTAL CONSUMER STAPLES		293,372,874

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	4,806,437
5.125% 9/15/40	356,000	465,815
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	677,000	767,069
Halliburton Co.:
3.8% 11/15/25	114,000	126,058
5% 11/15/45	1,344,000	1,513,947
7.45% 9/15/39	267,000	373,060
		8,052,386
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.:
4.375% 10/15/28	5,354,000	5,451,068
5.1% 9/1/40	535,000	549,044
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	931,694
BP Capital Markets PLC:
2.5% 11/6/22	535,000	556,571
3.062% 3/17/22	668,000	692,181
3.279% 9/19/27	2,270,000	2,534,413
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	436,905
3.9% 2/1/25	335,000	365,507
4.95% 6/1/47	1,141,000	1,391,096
6.25% 3/15/38	1,221,000	1,573,914
Cenovus Energy, Inc.:
3% 8/15/22	303,000	303,815
3.8% 9/15/23	312,000	321,788
4.25% 4/15/27	1,693,000	1,804,383
5.4% 6/15/47	1,676,000	1,788,725
6.75% 11/15/39	356,000	423,385
Chevron Corp.:
1.141% 5/11/23	1,300,000	1,325,969
1.554% 5/11/25	1,300,000	1,351,457
1.995% 5/11/27	1,300,000	1,376,917
2.1% 5/16/21	2,451,000	2,467,976
2.236% 5/11/30	1,300,000	1,396,811
2.895% 3/3/24	4,194,000	4,499,319
2.954% 5/16/26	1,961,000	2,170,462
2.978% 5/11/40	1,300,000	1,440,819
3.078% 5/11/50	1,300,000	1,447,323
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	682,279
ConocoPhillips Co.:
4.95% 3/15/26	8,976,000	10,778,088
5.95% 3/15/46	1,069,000	1,627,551
6.5% 2/1/39	1,342,000	2,046,374
DCP Midstream Operating LP 3.875% 3/15/23	673,000	689,825
Devon Energy Corp.:
5% 6/15/45	4,024,000	4,518,175
5.6% 7/15/41	513,000	600,308
Ecopetrol SA:
5.375% 6/26/26	845,000	967,763
5.875% 9/18/23	3,000,000	3,340,500
5.875% 5/28/45	677,000	802,550
7.375% 9/18/43	880,000	1,181,950
Enbridge Energy Partners LP 4.2% 9/15/21	1,551,000	1,581,980
Enbridge, Inc.:
3.5% 6/10/24	504,000	544,490
5.5% 12/1/46	2,582,000	3,434,654
Encana Corp.:
3.9% 11/15/21	874,000	880,295
6.5% 2/1/38	1,591,000	1,686,239
Energy Transfer Partners LP:
3.6% 2/1/23	1,524,000	1,582,753
4.95% 6/15/28	1,681,000	1,879,634
5% 5/15/50	900,000	954,626
5.15% 3/15/45	1,425,000	1,475,630
5.25% 4/15/29	3,400,000	3,847,969
5.5% 6/1/27	1,400,000	1,609,035
5.8% 6/15/38	5,730,000	6,330,757
6% 6/15/48	3,656,000	4,110,095
6.25% 4/15/49	105,000	122,703
Enterprise Products Operating LP:
3.7% 2/15/26	316,000	356,278
3.95% 2/15/27	4,613,000	5,310,956
4.05% 2/15/22	1,662,000	1,736,448
4.2% 1/31/50	2,500,000	2,912,246
4.25% 2/15/48	5,064,000	5,924,607
4.8% 2/1/49	265,000	333,207
4.85% 8/15/42	445,000	545,866
4.85% 3/15/44	891,000	1,090,778
4.9% 5/15/46	763,000	951,598
5.7% 2/15/42	356,000	475,796
7.55% 4/15/38	356,000	531,066
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,154,586
Equinor ASA:
3.625% 9/10/28	2,153,000	2,514,181
3.7% 3/1/24	651,000	715,588
5.1% 8/17/40	356,000	492,823
Exxon Mobil Corp.:
1.571% 4/15/23	19,700,000	20,250,477
2.726% 3/1/23	1,782,000	1,868,732
3.043% 3/1/26	1,484,000	1,640,924
3.452% 4/15/51	3,000,000	3,411,016
3.482% 3/19/30	10,000,000	11,561,905
3.567% 3/6/45	1,186,000	1,356,730
Hess Corp.:
3.5% 7/15/24	677,000	704,004
5.6% 2/15/41	606,000	713,308
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,290,086
3.5% 9/1/23	356,000	380,157
3.95% 9/1/22	1,247,000	1,312,666
4.25% 9/1/24	5,024,000	5,571,753
5% 3/1/43	178,000	206,838
5.5% 3/1/44	1,247,000	1,552,271
5.625% 9/1/41	178,000	220,913
6.55% 9/15/40	535,000	710,297
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	2,059,078
5.2% 3/1/48	885,000	1,099,724
5.3% 12/1/34	1,524,000	1,841,391
5.55% 6/1/45	3,400,000	4,299,012
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,721,356
4.25% 9/15/46	980,000	1,060,470
5% 3/1/26	535,000	635,053
Marathon Oil Corp.:
3.85% 6/1/25	1,247,000	1,311,999
4.4% 7/15/27	3,070,000	3,349,005
5.2% 6/1/45	891,000	978,441
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,478,463
4.7% 5/1/25	9,919,000	11,267,355
4.75% 12/15/23	1,019,000	1,124,642
5.125% 3/1/21	178,000	180,022
6.5% 3/1/41	178,000	226,038
MPLX LP:
4.125% 3/1/27	1,685,000	1,900,155
4.7% 4/15/48	3,476,000	3,914,813
4.8% 2/15/29	2,638,000	3,103,199
5.2% 3/1/47	1,091,000	1,287,340
5.5% 2/15/49	1,800,000	2,237,537
Nexen, Inc. 5.875% 3/10/35	662,000	915,708
Noble Energy, Inc.:
4.2% 10/15/49	1,100,000	1,387,277
4.95% 8/15/47	2,459,000	3,389,524
ONEOK Partners LP 3.375% 10/1/22	891,000	927,838
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,108,038
4.95% 7/13/47	1,043,000	1,101,360
5.2% 7/15/48	538,000	584,902
Petro-Canada 6.8% 5/15/38	1,505,000	2,034,547
Petroleos Mexicanos:
5.35% 2/12/28	2,060,000	1,927,027
5.625% 1/23/46	546,000	434,718
5.95% 1/28/31	2,800,000	2,602,513
6.35% 2/12/48	3,862,000	3,235,029
6.49% 1/23/27	3,332,000	3,332,000
6.5% 3/13/27	3,623,000	3,617,339
6.75% 9/21/47	2,360,000	2,031,960
6.84% 1/23/30	3,100,000	3,025,755
7.69% 1/23/50	4,361,000	4,013,210
Phillips 66 Co.:
3.9% 3/15/28	4,400,000	5,007,547
4.875% 11/15/44	178,000	224,759
5.875% 5/1/42	1,693,000	2,311,606
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,340,510
3.8% 9/15/30	2,800,000	2,924,935
4.65% 10/15/25	2,184,000	2,390,488
4.9% 2/15/45	339,000	341,262
6.65% 1/15/37	498,000	580,653
Shell International Finance BV:
1.75% 9/12/21	1,158,000	1,172,223
2.375% 8/21/22	535,000	554,687
2.375% 11/7/29	7,700,000	8,259,255
3.125% 11/7/49	3,000,000	3,294,576
3.25% 5/11/25	2,523,000	2,794,237
3.5% 11/13/23	9,747,000	10,614,032
4% 5/10/46	713,000	883,507
4.375% 5/11/45	2,370,000	3,061,064
6.375% 12/15/38	748,000	1,164,573
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	3,226,566
4.75% 3/15/24	860,000	959,521
Suncor Energy, Inc.:
3.6% 12/1/24	1,263,000	1,391,099
4% 11/15/47	3,021,000	3,222,773
Suncor Energy, Inc.(OLD) 6.85% 6/1/39	356,000	476,452
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,340,000	1,436,301
5.3% 4/1/44	1,034,000	1,083,765
5.4% 10/1/47	980,000	1,043,637
The Williams Companies, Inc.:
3.75% 6/15/27	4,163,000	4,674,434
4.55% 6/24/24	1,012,000	1,136,830
4.85% 3/1/48	1,722,000	2,060,523
5.75% 6/24/44	339,000	426,031
Total Capital International SA:
2.7% 1/25/23	339,000	356,200
2.75% 6/19/21	1,069,000	1,082,679
2.875% 2/17/22	744,000	766,489
3.127% 5/29/50	600,000	656,780
3.455% 2/19/29	3,803,000	4,388,570
3.461% 7/12/49	1,500,000	1,717,732
3.75% 4/10/24	356,000	393,781
Total Capital SA 3.883% 10/11/28	7,780,000	9,275,520
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	921,169
4.75% 5/15/38	378,000	467,659
4.875% 1/15/26	891,000	1,056,312
4.875% 5/15/48	877,000	1,131,883
5.1% 3/15/49	1,836,000	2,454,090
6.1% 6/1/40	1,195,000	1,642,048
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	3,970,000	4,368,514
3.95% 5/15/50 (a)	970,000	1,072,047
4.45% 8/1/42	1,381,000	1,597,057
4.6% 3/15/48	713,000	836,384
Valero Energy Corp.:
4% 4/1/29	1,836,000	2,050,959
6.625% 6/15/37	966,000	1,265,295
Williams Partners LP:
3.35% 8/15/22	499,000	520,684
3.9% 1/15/25	628,000	693,124
		362,192,526

TOTAL ENERGY		370,244,912

FINANCIALS - 7.7%
Banks - 4.2%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	1,081,629
Bank of America Corp.:
2.456% 10/22/25 (b)	2,600,000	2,759,377
2.503% 10/21/22	1,604,000	1,634,919
2.625% 4/19/21	1,247,000	1,258,048
2.676% 6/19/41 (b)	3,200,000	3,340,625
2.831% 10/24/51 (b)	3,893,000	4,084,718
3.004% 12/20/23 (b)	1,888,000	1,983,424
3.194% 7/23/30 (b)	2,934,000	3,275,860
3.248% 10/21/27	668,000	742,633
3.366% 1/23/26 (b)	8,569,000	9,396,360
3.419% 12/20/28 (b)	12,830,000	14,437,231
3.593% 7/21/28 (b)	1,978,000	2,240,268
3.705% 4/24/28 (b)	1,568,000	1,788,235
3.864% 7/23/24 (b)	4,331,000	4,698,740
3.974% 2/7/30 (b)	2,521,000	2,955,681
4% 4/1/24	867,000	960,753
4% 1/22/25	1,069,000	1,196,034
4.083% 3/20/51 (b)	3,250,000	4,147,455
4.1% 7/24/23	1,247,000	1,365,119
4.183% 11/25/27	918,000	1,059,305
4.2% 8/26/24	1,515,000	1,694,996
4.25% 10/22/26	713,000	832,116
4.271% 7/23/29 (b)	7,550,000	8,972,668
4.33% 3/15/50 (b)	2,333,000	3,078,101
4.443% 1/20/48 (b)	2,718,000	3,640,801
4.45% 3/3/26	2,317,000	2,704,064
5% 1/21/44	958,000	1,366,825
Bank of Montreal:
3.3% 2/5/24	11,100,000	12,028,117
3.803% 12/15/32 (b)	420,000	475,216
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,951,529
4.375% 1/13/21	178,000	178,853
4.5% 12/16/25	2,830,000	3,256,376
Barclays PLC:
2.852% 5/7/26 (b)	3,600,000	3,821,401
3.25% 1/12/21	1,336,000	1,340,010
3.932% 5/7/25 (b)	572,000	622,550
4.337% 1/10/28	998,000	1,141,177
4.375% 1/12/26	711,000	811,591
4.836% 5/9/28	1,711,000	1,946,925
4.95% 1/10/47	3,320,000	4,502,079
5.25% 8/17/45	998,000	1,378,615
BB&T Corp.:
2.75% 4/1/22	1,581,000	1,629,205
3.875% 3/19/29	5,000,000	5,825,455
BPCE SA 4% 4/15/24	284,000	315,044
Capital One Bank NA 3.375% 2/15/23	345,000	365,380
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	3,565,000	3,870,693
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	10,206,000	11,534,975
2.35% 8/2/21	3,761,000	3,812,258
2.7% 10/27/22	17,500,000	18,228,316
2.75% 4/25/22	2,601,000	2,681,923
3.142% 1/24/23 (b)	4,099,000	4,221,993
3.668% 7/24/28 (b)	1,351,000	1,531,531
3.7% 1/12/26	1,984,000	2,245,368
3.887% 1/10/28 (b)	802,000	913,354
3.98% 3/20/30 (b)	5,278,000	6,179,060
4.125% 7/25/28	2,752,000	3,213,680
4.4% 6/10/25	713,000	816,547
4.6% 3/9/26	1,069,000	1,250,906
4.75% 5/18/46	1,403,000	1,856,453
5.3% 5/6/44	356,000	501,374
5.316% 3/26/41 (b)	3,530,000	5,005,186
5.5% 9/13/25	891,000	1,072,459
5.875% 1/30/42	298,000	455,251
8.125% 7/15/39	1,425,000	2,579,757
Citizens Financial Group, Inc.:
2.375% 7/28/21	777,000	785,964
2.638% 9/30/32 (a)	337,000	351,342
Comerica, Inc. 3.8% 7/22/26	651,000	733,096
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,234,000	2,363,421
Discover Bank 4.2% 8/8/23	1,247,000	1,364,851
Export-Import Bank of Korea:
2.875% 1/21/25	2,955,000	3,208,281
5% 4/11/22	1,099,000	1,166,328
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,809,276
2.6% 6/15/22	1,334,000	1,376,731
3.5% 3/15/22	294,000	305,072
8.25% 3/1/38	371,000	626,617
HSBC Holdings PLC:
2.633% 11/7/25 (b)	9,800,000	10,332,161
2.848% 6/4/31 (b)	1,800,000	1,919,874
3.803% 3/11/25 (b)	9,504,000	10,342,623
3.9% 5/25/26	1,961,000	2,220,055
4.25% 8/18/25	998,000	1,126,567
4.292% 9/12/26 (b)	13,003,000	14,719,393
4.375% 11/23/26	5,116,000	5,845,123
5.25% 3/14/44	654,000	881,949
6.5% 9/15/37	2,564,000	3,706,043
6.8% 6/1/38	2,600,000	3,877,287
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,356,121
Huntington Bancshares, Inc.:
2.3% 1/14/22	1,465,000	1,495,529
3.15% 3/14/21	1,055,000	1,060,975
Japan Bank International Cooperation:
1.875% 7/21/26	540,000	573,286
2.125% 2/10/25	284,000	302,233
2.25% 11/4/26	744,000	807,828
2.375% 11/16/22	2,048,000	2,128,094
2.375% 4/20/26	470,000	511,374
2.75% 1/21/26	450,000	496,566
2.875% 6/1/27	1,354,000	1,524,619
3.125% 7/20/21	562,000	572,050
3.25% 7/20/28	1,604,000	1,873,255
3.5% 10/31/28	1,000,000	1,190,875
JPMorgan Chase & Co.:
2.739% 10/15/30(b)	2,600,000	2,821,362
2.776% 4/25/23 (b)	891,000	920,228
2.95% 10/1/26	4,497,000	4,962,356
2.956% 5/13/31 (b)	5,000,000	5,439,741
3.109% 4/22/51 (b)	1,600,000	1,789,845
3.22% 3/1/25 (b)	8,329,000	8,996,828
3.25% 9/23/22	713,000	750,720
3.3% 4/1/26	1,604,000	1,790,852
3.375% 5/1/23	339,000	362,581
3.509% 1/23/29 (b)	11,000,000	12,479,220
3.54% 5/1/28 (b)	3,030,000	3,431,028
3.559% 4/23/24 (b)	1,782,000	1,909,420
3.797% 7/23/24 (b)	2,468,000	2,673,633
3.875% 9/10/24	5,833,000	6,498,942
3.882% 7/24/38 (b)	2,572,000	3,123,239
3.9% 7/15/25	3,850,000	4,358,149
3.964% 11/15/48 (b)	1,676,000	2,139,630
4.005% 4/23/29 (b)	1,686,000	1,972,777
4.125% 12/15/26	1,047,000	1,223,783
4.203% 7/23/29 (b)	14,141,000	16,804,327
4.35% 8/15/21	356,000	366,012
4.452% 12/5/29 (b)	3,500,000	4,245,277
4.5% 1/24/22	2,317,000	2,427,675
4.625% 5/10/21	267,000	272,039
4.85% 2/1/44	891,000	1,280,131
4.95% 6/1/45	707,000	1,009,933
5.5% 10/15/40	1,016,000	1,510,283
5.6% 7/15/41	267,000	406,184
5.625% 8/16/43	891,000	1,343,626
KeyBank NA 3.4% 5/20/26	711,000	792,469
Lloyds Banking Group PLC:
3.1% 7/6/21	1,782,000	1,811,132
4.344% 1/9/48	2,674,000	3,333,938
4.375% 3/22/28	2,000,000	2,369,370
4.582% 12/10/25	420,000	472,517
4.65% 3/24/26	1,533,000	1,754,555
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	393,000	398,493
2.801% 7/18/24	1,294,000	1,384,366
2.998% 2/22/22	1,640,000	1,692,544
3.195% 7/18/29	3,113,000	3,507,005
3.455% 3/2/23	1,000,000	1,065,213
3.751% 7/18/39	1,286,000	1,549,616
3.85% 3/1/26	1,173,000	1,349,523
3.961% 3/2/28	3,921,000	4,608,934
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	6,800,000	6,817,312
2.226% 5/25/26 (b)	1,600,000	1,677,912
2.591% 5/25/31 (b)	1,400,000	1,486,017
2.839% 7/16/25 (b)	4,600,000	4,903,620
2.953% 2/28/22	1,533,000	1,583,175
3.549% 3/5/23	2,139,000	2,282,788
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,841,405
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	2,083,000	2,070,148
2.375% 10/1/21	842,000	856,912
2.875% 9/7/21	750,000	765,217
PNC Financial Services Group, Inc.:
2.2% 11/1/24	3,500,000	3,706,039
3.5% 1/23/24	630,000	685,406
3.9% 4/29/24	1,007,000	1,110,518
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,859,379
3.95% 11/9/22	754,000	802,143
4.375% 8/4/25	853,000	974,809
4.5% 1/11/21	178,000	178,812
5.25% 5/24/41	535,000	788,666
Rabobank Nederland New York Branch:
2.75% 1/10/23	3,030,000	3,184,885
3.375% 5/21/25	533,000	598,834
Regions Financial Corp. 2.75% 8/14/22	1,351,000	1,401,963
Royal Bank of Canada:
2.55% 7/16/24	9,480,000	10,130,499
2.75% 2/1/22	2,317,000	2,384,101
4.65% 1/27/26	2,315,000	2,744,989
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	2,600,000	3,121,494
3.498% 5/15/23 (b)	1,824,000	1,899,200
3.754% 11/1/29 (b)	1,000,000	1,058,834
3.875% 9/12/23	540,000	585,066
4.445% 5/8/30 (b)	252,000	298,533
4.519% 6/25/24 (b)	5,000,000	5,450,745
4.8% 4/5/26	1,176,000	1,379,569
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,947,000	2,046,279
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	889,927
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	2,044,934
2.142% 9/23/30	5,967,000	5,988,904
2.348% 1/15/25	2,000,000	2,114,888
2.442% 10/19/21	2,674,000	2,724,193
2.696% 7/16/24	3,600,000	3,844,097
2.75% 1/15/30	2,000,000	2,183,647
2.778% 10/18/22	1,346,000	1,406,241
2.784% 7/12/22	1,870,000	1,941,496
2.846% 1/11/22	1,889,000	1,940,899
3.102% 1/17/23	2,655,000	2,803,285
3.936% 10/16/23	2,794,000	3,057,032
Synchrony Bank 3% 6/15/22	1,247,000	1,288,683
The Toronto-Dominion Bank:
2.5% 12/14/20	2,498,000	2,499,929
2.65% 6/12/24	9,030,000	9,656,307
3.25% 3/11/24	6,720,000	7,287,010
3.5% 7/19/23	1,782,000	1,928,678
U.S. Bancorp:
1.375% 7/22/30	8,100,000	8,126,614
2.625% 1/24/22	2,473,000	2,534,373
3.1% 4/27/26	1,604,000	1,786,683
4.125% 5/24/21	535,000	543,344
Wells Fargo & Co.:
2.1% 7/26/21	1,782,000	1,802,544
2.406% 10/30/25 (b)	11,000,000	11,583,112
2.625% 7/22/22	2,635,000	2,729,826
3% 10/23/26	3,624,000	3,990,073
3.068% 4/30/41 (b)	7,000,000	7,616,509
3.3% 9/9/24	4,985,000	5,440,867
3.45% 2/13/23	655,000	695,086
3.55% 9/29/25	756,000	844,103
3.75% 1/24/24	5,040,000	5,474,524
3.9% 5/1/45	849,000	1,059,841
4.1% 6/3/26	575,000	661,367
4.4% 6/14/46	1,272,000	1,608,112
4.48% 1/16/24	681,000	754,461
4.75% 12/7/46	3,496,000	4,650,481
4.9% 11/17/45	742,000	987,227
5.013% 4/4/51 (b)	3,840,000	5,470,146
5.375% 11/2/43	2,630,000	3,721,333
5.606% 1/15/44	2,028,000	2,902,803
Westpac Banking Corp.:
2% 8/19/21	1,529,000	1,549,136
2.5% 6/28/22	4,533,000	4,687,834
2.85% 5/13/26	846,000	935,054
3.3% 2/26/24	2,674,000	2,901,528
4.11% 7/24/34 (b)	1,590,000	1,805,216
4.421% 7/24/39	1,910,000	2,463,507
Zions Bancorp NA 4.5% 6/13/23	36,000	38,933
		631,251,003
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	938,488
Bank of New York Mellon Corp.:
2.6% 2/7/22	1,782,000	1,828,521
2.8% 5/4/26	1,004,000	1,112,908
2.95% 1/29/23	2,674,000	2,817,984
BlackRock, Inc.:
3.5% 3/18/24	517,000	569,835
4.25% 5/24/21	1,158,000	1,180,195
Credit Suisse AG:
3% 10/29/21	427,000	437,321
3.625% 9/9/24	7,519,000	8,343,722
Credit Suisse Group AG:
3.8% 6/9/23	3,565,000	3,836,763
4.55% 4/17/26	1,515,000	1,775,314
4.875% 5/15/45	3,199,000	4,449,405
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	5,284,345
4.5% 4/1/25	427,000	456,520
Deutsche Bank AG New York Branch:
3.3% 11/16/22	1,640,000	1,708,457
3.7% 5/30/24	1,746,000	1,874,339
3.95% 2/27/23	5,622,000	5,968,080
4.1% 1/13/26	3,886,000	4,279,182
Eaton Vance Corp. 3.625% 6/15/23	504,000	543,336
Franklin Resources, Inc. 2.85% 3/30/25	677,000	736,170
Goldman Sachs Group, Inc.:
3% 4/26/22	2,980,000	3,011,242
3.2% 2/23/23	4,129,000	4,371,161
3.5% 1/23/25	891,000	978,706
3.625% 1/22/23	1,604,000	1,711,408
3.625% 2/20/24	1,872,000	2,042,689
3.691% 6/5/28 (b)	7,900,000	9,035,545
3.75% 2/25/26	1,038,000	1,178,092
3.85% 7/8/24	677,000	745,342
3.85% 1/26/27	5,390,000	6,158,998
4.25% 10/21/25	891,000	1,023,007
4.75% 10/21/45	2,813,000	3,926,195
5.15% 5/22/45	4,190,000	5,885,655
5.25% 7/27/21	802,000	827,361
5.75% 1/24/22	766,000	813,022
5.95% 1/15/27	2,674,000	3,381,041
6.75% 10/1/37	5,170,000	7,912,236
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	4,056,012
2.65% 9/15/40	4,020,000	4,139,401
3% 6/15/50	2,892,000	3,118,449
3.75% 12/1/25	1,025,000	1,159,809
3.75% 9/21/28	1,663,000	1,928,034
4% 10/15/23	668,000	733,738
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	1,224,000	1,793,054
7.75% 5/14/38	744,000	1,273,215
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	5,218,000	6,827,322
1.794% 2/13/32 (b)	5,470,000	5,507,509
2.188% 4/28/26 (b)	2,320,000	2,446,926
2.625% 11/17/21	3,098,000	3,164,615
2.75% 5/19/22	2,139,000	2,213,006
3.125% 1/23/23	10,908,000	11,524,992
3.125% 7/27/26	998,000	1,114,529
3.591% 7/22/28 (b)	1,515,000	1,722,330
3.7% 10/23/24	1,069,000	1,188,259
3.75% 2/25/23	1,207,000	1,293,731
3.772% 1/24/29 (b)	4,500,000	5,199,164
3.875% 4/29/24	2,616,000	2,891,258
3.875% 1/27/26	935,000	1,068,976
3.95% 4/23/27	3,938,000	4,535,528
3.971% 7/22/38 (b)	1,114,000	1,378,697
4.3% 1/27/45	356,000	483,737
4.375% 1/22/47	1,978,000	2,741,844
5.5% 7/28/21	606,000	626,199
5.597% 3/24/51 (b)	1,100,000	1,775,519
5.75% 1/25/21	891,000	898,048
6.375% 7/24/42	517,000	846,808
7.25% 4/1/32	178,000	276,415
Northern Trust Corp. 1.95% 5/1/30	3,750,000	3,937,388
State Street Corp. 2.65% 5/19/26	1,346,000	1,477,067
		184,484,164
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,567,000	1,603,457
3.5% 5/26/22	1,685,000	1,733,005
3.65% 7/21/27	802,000	829,714
3.875% 1/23/28	2,798,000	2,854,808
4.45% 10/1/25	1,756,000	1,896,716
4.5% 9/15/23	3,634,000	3,890,623
4.625% 7/1/22	1,685,000	1,767,939
4.875% 1/16/24	3,624,000	3,903,177
Ally Financial, Inc.:
3.05% 6/5/23	7,050,000	7,433,307
5.125% 9/30/24	5,600,000	6,422,575
American Express Co.:
2.5% 8/1/22	2,239,000	2,315,374
2.5% 7/30/24	11,755,000	12,524,841
4.05% 12/3/42	1,243,000	1,572,348
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,623,178
3.3% 10/30/24	3,800,000	4,138,402
3.75% 7/28/26	1,737,000	1,933,664
3.75% 3/9/27	4,135,000	4,707,209
3.8% 1/31/28	2,317,000	2,661,175
4.25% 4/30/25	5,000,000	5,672,732
4.75% 7/15/21	713,000	732,417
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,853,174
5.2% 4/27/22	178,000	188,903
Ford Motor Credit Co. LLC:
3.2% 1/15/21	512,000	512,563
3.219% 1/9/22	498,000	499,245
3.336% 3/18/21	604,000	606,084
4.25% 9/20/22	256,000	262,351
4.375% 8/6/23	569,000	593,604
5.875% 8/2/21	2,027,000	2,075,121
GE Capital International Funding Co.:
3.373% 11/15/25	7,076,000	7,765,354
4.418% 11/15/35	5,428,000	6,260,487
John Deere Capital Corp.:
2.55% 1/8/21	1,854,000	1,858,246
2.65% 6/24/24	1,864,000	1,999,828
2.65% 6/10/26	891,000	976,887
2.7% 1/6/23	1,782,000	1,867,260
2.8% 1/27/23	891,000	937,714
2.8% 3/6/23	579,000	611,875
2.8% 9/8/27	1,247,000	1,387,411
3.45% 3/7/29	3,565,000	4,151,101
Synchrony Financial:
3.7% 8/4/26	842,000	922,707
4.375% 3/19/24	2,006,000	2,204,372
5.15% 3/19/29	5,225,000	6,254,342
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,350,000	4,362,833
1.15% 8/13/27	7,300,000	7,291,480
1.9% 4/8/21	356,000	358,037
2.6% 1/11/22	1,425,000	1,460,816
2.7% 1/11/23	1,782,000	1,868,789
2.75% 5/17/21	464,000	469,373
3% 4/1/25	5,350,000	5,872,471
3.35% 1/8/24	504,000	546,725
		139,235,814
Diversified Financial Services - 0.7%
AB Svensk Exportkredit:
0.25% 9/29/23	3,316,000	3,309,666
2.375% 3/9/22	998,000	1,024,288
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	1,800,000	1,824,367
2.85% 10/15/50	3,200,000	3,495,041
4.2% 8/15/48	2,116,000	2,846,004
4.25% 1/15/49	1,528,000	2,075,345
5.75% 1/15/40	891,000	1,387,914
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,303,257
4.5% 2/11/43	356,000	490,762
BP Capital Markets America, Inc.:
3% 2/24/50	3,340,000	3,449,855
3.017% 1/16/27	1,693,000	1,853,405
3.224% 4/14/24	546,000	589,442
3.245% 5/6/22	1,381,000	1,437,590
3.633% 4/6/30	5,000,000	5,839,656
Brixmor Operating Partnership LP:
3.25% 9/15/23	836,000	875,883
3.9% 3/15/27	1,005,000	1,104,334
4.05% 7/1/30	1,138,000	1,283,951
4.125% 6/15/26	1,346,000	1,493,880
4.125% 5/15/29	1,216,000	1,385,622
DH Europe Finance II SARL:
2.2% 11/15/24	2,000,000	2,120,884
2.6% 11/15/29	1,500,000	1,652,851
3.4% 11/15/49	2,000,000	2,382,113
Export Development Canada:
2.625% 2/21/24	5,020,000	5,392,735
2.75% 3/15/23	3,680,000	3,886,669
General Electric Capital Corp.:
4.65% 10/17/21	357,000	370,189
5.875% 1/14/38	797,000	1,030,634
6.15% 8/7/37	97,000	128,390
6.875% 1/10/39	204,000	288,139
KfW:
0.25% 10/19/23	7,000,000	6,999,720
0.375% 7/18/25	3,680,000	3,668,960
1.5% 6/15/21	5,322,000	5,359,895
2% 10/4/22	908,000	937,921
2% 5/2/25	682,000	729,884
2.125% 3/7/22	1,458,000	1,493,390
2.125% 1/17/23	2,139,000	2,225,180
2.375% 12/29/22	3,716,000	3,881,695
2.5% 11/20/24	1,858,000	2,015,965
2.625% 2/28/24	6,735,000	7,243,446
2.875% 4/3/28	2,738,000	3,154,798
3.125% 12/15/21	3,440,000	3,543,785
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,612,870
2.5% 11/15/27	1,576,000	1,763,705
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	3,223,473
5.7% 7/15/43	668,000	916,250
		104,093,803
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	5,954,164
3.35% 5/3/26	4,752,000	5,363,882
4.35% 11/3/45	713,000	973,232
AFLAC, Inc. 4% 10/15/46	673,000	793,543
Allstate Corp.:
1.45% 12/15/30	6,470,000	6,432,428
3.28% 12/15/26	841,000	960,470
4.2% 12/15/46	1,348,000	1,775,427
American International Group, Inc.:
3.75% 7/10/25	3,168,000	3,555,383
3.875% 1/15/35	481,000	580,703
3.9% 4/1/26	672,000	767,920
4.2% 4/1/28	3,307,000	3,940,697
4.375% 6/30/50	2,390,000	3,099,611
4.5% 7/16/44	1,582,000	2,029,945
4.7% 7/10/35	1,034,000	1,328,028
4.75% 4/1/48	923,000	1,244,847
4.875% 6/1/22	1,604,000	1,709,773
5.75% 4/1/48 (b)	2,050,000	2,311,375
6.4% 12/15/20	517,000	518,143
Aon PLC:
3.5% 6/14/24	356,000	389,203
4% 11/27/23	535,000	585,010
4.6% 6/14/44	285,000	379,616
4.75% 5/15/45	1,048,000	1,447,298
Baylor Scott & White Holdings 3.967% 11/15/46	445,000	535,524
Brighthouse Financial, Inc. 4.7% 6/22/47	1,693,000	1,749,012
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,375,830
3.6% 8/19/49	1,607,000	1,925,365
4.4% 3/15/48	1,731,000	2,273,279
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,217,828
4.35% 3/1/48	2,260,000	2,762,281
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	339,000	371,005
3.875% 3/15/24	1,693,000	1,868,811
4.05% 10/15/23	1,207,000	1,319,657
4.2% 3/1/48	868,000	1,152,170
4.35% 1/30/47	499,000	676,232
4.375% 3/15/29	1,373,000	1,676,840
4.9% 3/15/49	1,657,000	2,439,323
MetLife, Inc.:
4.125% 8/13/42	2,600,000	3,323,311
4.6% 5/13/46	356,000	488,549
4.721% 12/15/44 (b)	891,000	1,226,810
5.875% 2/6/41	341,000	524,973
Principal Financial Group, Inc. 4.3% 11/15/46	1,425,000	1,773,337
Progressive Corp.:
2.45% 1/15/27	845,000	921,579
4.2% 3/15/48	1,100,000	1,482,608
Prudential Financial, Inc.:
3.878% 3/27/28	1,141,000	1,340,112
3.905% 12/7/47	302,000	366,183
3.935% 12/7/49	1,910,000	2,318,794
4.35% 2/25/50	2,633,000	3,392,841
4.418% 3/27/48	1,132,000	1,465,145
5.7% 12/14/36	68,000	98,487
The Chubb Corp. 6.5% 5/15/38	626,000	1,000,460
The Travelers Companies, Inc.:
4.3% 8/25/45	261,000	344,677
6.25% 6/15/37	1,488,000	2,297,343
Unum Group 4.5% 3/15/25	4,800,000	5,348,630
		95,197,694

TOTAL FINANCIALS		1,154,262,478

HEALTH CARE - 2.9%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	486,000	489,940
2.6% 11/21/24	3,080,000	3,291,870
2.9% 11/6/22	1,016,000	1,062,460
2.95% 11/21/26	2,100,000	2,322,096
3.2% 11/21/29	4,000,000	4,535,280
3.25% 10/1/22	535,000	558,543
3.45% 3/15/22	3,213,000	3,321,467
3.6% 5/14/25	1,604,000	1,785,073
3.8% 3/15/25	1,572,000	1,756,249
4.05% 11/21/39	2,100,000	2,545,561
4.25% 11/14/28	1,478,000	1,783,653
4.3% 5/14/36	1,116,000	1,388,045
4.4% 11/6/42	851,000	1,073,109
4.45% 5/14/46	1,247,000	1,571,749
4.55% 3/15/35	1,186,000	1,509,953
4.7% 5/14/45	1,752,000	2,278,746
4.75% 3/15/45	1,128,000	1,474,512
4.85% 6/15/44	3,600,000	4,777,322
4.875% 11/14/48	1,710,000	2,331,004
Amgen, Inc.:
1.9% 2/21/25	2,000,000	2,093,535
2.6% 8/19/26	1,872,000	2,030,640
3.125% 5/1/25	356,000	389,998
3.375% 2/21/50	2,500,000	2,779,441
3.875% 11/15/21	1,417,686	1,449,664
4.4% 5/1/45	1,770,000	2,253,076
4.663% 6/15/51	2,224,000	3,002,768
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	3,185,616
2.8% 10/1/50	3,200,000	3,214,438
3.65% 3/1/26	1,102,000	1,248,724
4.15% 3/1/47	2,217,000	2,724,179
4.75% 3/1/46	2,793,000	3,688,428
		67,917,139
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	1,242,000	1,449,275
4.75% 11/30/36	802,000	1,112,109
4.9% 11/30/46	1,854,000	2,762,533
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	2,076,031
3.363% 6/6/24	1,782,000	1,927,175
3.7% 6/6/27	5,003,000	5,742,157
4.669% 6/6/47	256,000	336,581
4.685% 12/15/44	1,937,000	2,512,704
Boston Scientific Corp.:
3.45% 3/1/24	829,000	899,162
4% 3/1/29	1,925,000	2,260,704
4.7% 3/1/49	3,457,000	4,708,377
Danaher Corp. 4.375% 9/15/45	422,000	565,830
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,951,092
Medtronic, Inc. 4.625% 3/15/45	2,304,000	3,275,074
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,706,728
2.9% 6/15/50	1,650,000	1,755,663
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	2,028,000	2,232,930
		38,274,125
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,811,040
4.125% 11/15/42	2,022,000	2,396,036
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,449,624
Anthem, Inc.:
3.3% 1/15/23	356,000	377,031
3.65% 12/1/27	4,099,000	4,707,767
3.7% 9/15/49	1,140,000	1,362,933
4.375% 12/1/47	6,457,000	8,477,062
4.625% 5/15/42	464,000	610,060
4.65% 1/15/43	356,000	470,375
Banner Health 2.913% 1/1/51	2,700,000	2,766,736
Baptist Healthcare System, Inc. 3.54% 8/15/50	3,000,000	3,234,949
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,799,728
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,900,597
Children's Hospital Medical Center 4.268% 5/15/44	592,000	755,439
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	2,002,261
Cigna Corp.:
3% 7/15/23	1,782,000	1,889,610
3.75% 7/15/23	2,215,000	2,397,826
4.125% 11/15/25	1,756,000	2,020,471
4.375% 10/15/28	4,732,000	5,686,348
4.5% 2/25/26	2,078,000	2,435,642
4.8% 8/15/38	4,201,000	5,475,131
4.8% 7/15/46	1,355,000	1,804,032
4.9% 12/15/48	1,518,000	2,091,428
6.125% 11/15/41	535,000	788,302
CommonSpirit Health:
3.91% 10/1/50	3,000,000	3,180,425
4.35% 11/1/42	356,000	412,530
CVS Health Corp.:
2.7% 8/21/40	2,100,000	2,122,534
2.875% 6/1/26	1,336,000	1,460,913
3% 8/15/26	1,016,000	1,118,952
3.25% 8/15/29	4,595,000	5,127,416
3.7% 3/9/23	1,620,000	1,733,027
3.75% 4/1/30	3,030,000	3,503,860
3.875% 7/20/25	831,000	938,283
4.1% 3/25/25	735,000	832,383
4.3% 3/25/28	4,260,000	5,010,063
4.875% 7/20/35	553,000	711,962
5.05% 3/25/48	4,884,000	6,598,559
5.125% 7/20/45	2,700,000	3,622,994
5.3% 12/5/43	2,532,000	3,451,787
HCA Holdings, Inc.:
4.5% 2/15/27	3,000,000	3,448,942
5.25% 6/15/49	3,120,000	4,111,677
Humana, Inc.:
3.85% 10/1/24	5,351,000	5,917,509
4.95% 10/1/44	445,000	605,608
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	2,607,003
Kaiser Foundation Hospitals:
3.266% 11/1/49	1,900,000	2,146,470
4.15% 5/1/47	1,136,000	1,488,280
4.875% 4/1/42	321,000	435,148
McKesson Corp.:
3.796% 3/15/24	891,000	976,171
4.883% 3/15/44	891,000	1,101,583
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	707,954
MidMichigan Health 3.409% 6/1/50	833,000	925,931
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	796,962
4.063% 8/1/56	469,000	591,413
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,679,481
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,566,716
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	778,652
Sutter Health 3.361% 8/15/50	3,600,000	3,847,283
UnitedHealth Group, Inc.:
1.25% 1/15/26	1,100,000	1,131,173
2% 5/15/30	1,500,000	1,594,159
2.375% 8/15/24	956,000	1,018,475
2.75% 5/15/40	5,000,000	5,478,009
2.875% 12/15/21	459,000	471,222
2.9% 5/15/50	1,100,000	1,219,400
3.375% 4/15/27	963,000	1,099,678
3.5% 6/15/23	1,586,000	1,714,268
3.7% 8/15/49	1,728,000	2,184,456
3.75% 7/15/25	5,080,000	5,780,837
3.75% 10/15/47	1,704,000	2,143,196
3.85% 6/15/28	2,070,000	2,464,051
3.875% 12/15/28	2,671,000	3,218,904
3.875% 8/15/59	1,798,000	2,381,194
4.2% 1/15/47	642,000	856,692
4.375% 3/15/42	2,103,000	2,780,491
4.75% 7/15/45	297,000	424,693
		170,229,797
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	3,088,000	3,398,719
3% 4/15/23	832,000	878,808
4.133% 3/25/25	8,780,000	9,981,308
4.15% 2/1/24	781,000	862,479
5.3% 2/1/44	1,038,000	1,508,713
		16,630,027
Pharmaceuticals - 1.0%
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,801,265
4.375% 8/17/48	2,246,000	3,070,704
6.45% 9/15/37	579,000	905,617
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (a)	1,133,000	1,149,536
2.85% 4/15/25 (a)	682,000	720,130
3.95% 4/15/45 (a)	248,000	270,798
Bristol-Myers Squibb Co.:
2.35% 11/13/40	930,000	954,706
2.9% 7/26/24	5,410,000	5,846,090
3.2% 6/15/26	2,147,000	2,409,135
3.25% 8/1/42	499,000	580,260
3.4% 7/26/29	5,662,000	6,608,069
3.9% 2/20/28	5,000,000	5,921,200
4.125% 6/15/39	2,103,000	2,707,512
4.25% 10/26/49	3,437,000	4,651,802
4.35% 11/15/47	1,900,000	2,586,336
5% 8/15/45	735,000	1,066,954
Eli Lilly & Co. 2.25% 5/15/50	3,800,000	3,696,886
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,916,285
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	1,286,000	2,041,720
Johnson & Johnson:
0.55% 9/1/25	1,600,000	1,603,166
1.3% 9/1/30	1,600,000	1,607,081
1.65% 3/1/21	672,000	673,587
2.1% 9/1/40	1,600,000	1,634,080
2.45% 3/1/26	997,000	1,084,479
2.45% 9/1/60	1,600,000	1,676,665
3.4% 1/15/38	1,663,000	2,009,319
3.5% 1/15/48	1,069,000	1,346,516
3.625% 3/3/37	713,000	877,356
4.5% 12/5/43	1,181,000	1,663,861
4.85% 5/15/41	760,000	1,081,979
Merck & Co., Inc.:
2.4% 9/15/22	356,000	367,572
2.9% 3/7/24	414,000	445,464
3.6% 9/15/42	356,000	442,559
3.7% 2/10/45	1,141,000	1,435,326
3.875% 1/15/21	178,000	178,253
3.9% 3/7/39	4,800,000	6,074,486
Mylan NV:
5.2% 4/15/48	2,735,000	3,623,235
5.25% 6/15/46	588,000	778,782
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	1,050,074
2.4% 5/17/22	2,067,000	2,129,284
2.4% 9/21/22	668,000	692,110
2.75% 8/14/50	2,900,000	3,177,385
3% 11/20/25	1,866,000	2,070,004
3.1% 5/17/27	1,049,000	1,177,829
3.7% 9/21/42	504,000	627,336
4% 11/20/45	934,000	1,224,079
Perrigo Finance PLC:
4.375% 3/15/26	441,000	491,698
4.9% 12/15/44	322,000	361,947
Pfizer, Inc.:
2.7% 5/28/50	800,000	853,719
2.95% 3/15/24	14,417,000	15,527,867
3% 12/15/26	1,195,000	1,348,940
3.2% 9/15/23	2,268,000	2,446,217
3.45% 3/15/29	1,484,000	1,738,961
3.9% 3/15/39	1,123,000	1,396,062
4% 12/15/36	1,693,000	2,159,775
4.125% 12/15/46	2,472,000	3,258,700
4.2% 9/15/48	1,390,000	1,872,790
4.4% 5/15/44	747,000	1,002,737
7.2% 3/15/39	963,000	1,653,349
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	547,000	555,057
2.875% 9/23/23	1,685,000	1,788,341
3.2% 9/23/26	6,983,000	7,799,301
Takeda Pharmaceutical Co. Ltd.:
3.025% 7/9/40	3,356,000	3,551,586
3.175% 7/9/50	1,800,000	1,923,750
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	356,000	360,422
3.95% 6/15/26	504,000	575,041
Viatris, Inc.:
2.7% 6/22/30 (a)	1,780,000	1,887,650
4% 6/22/50 (a)	1,780,000	2,027,797
Zoetis, Inc.:
3.25% 2/1/23	891,000	938,715
3.95% 9/12/47	356,000	452,909
4.7% 2/1/43	232,000	316,934
		148,947,137

TOTAL HEALTH CARE		441,998,225

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3% 5/11/21	1,034,000	1,047,121
3.375% 5/15/23	1,693,000	1,816,132
3.75% 5/15/28	1,676,000	1,966,659
4.25% 4/1/40	1,376,000	1,810,170
4.25% 4/1/50	900,000	1,248,056
Lockheed Martin Corp.:
3.55% 1/15/26	6,355,000	7,218,877
4.09% 9/15/52	2,704,000	3,668,060
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,689,806
3.85% 4/15/45	335,000	408,709
4.03% 10/15/47	3,356,000	4,264,900
4.75% 6/1/43	713,000	970,879
Raytheon Technologies Corp.:
2.8% 3/15/22 (a)	1,515,000	1,559,083
3.15% 12/15/24 (a)	1,586,000	1,718,377
3.65% 8/16/23	480,000	517,427
3.75% 11/1/46	686,000	831,858
4.05% 5/4/47	2,548,000	3,205,465
4.125% 11/16/28	5,752,000	6,856,827
4.35% 4/15/47 (a)	1,176,000	1,520,350
4.45% 11/16/38	3,300,000	4,166,350
4.5% 6/1/42	1,315,000	1,738,024
4.625% 11/16/48	1,247,000	1,729,008
4.875% 10/15/40 (a)	178,000	232,059
5.7% 4/15/40	356,000	525,516
The Boeing Co.:
2.125% 3/1/22	671,000	681,255
2.5% 3/1/25	820,000	834,790
2.7% 2/1/27	2,286,000	2,305,181
2.8% 3/1/23	880,000	903,571
2.95% 2/1/30	1,666,000	1,680,012
3.625% 3/1/48	713,000	678,058
3.65% 3/1/47	492,000	470,933
3.75% 2/1/50	1,950,000	1,972,617
5.15% 5/1/30	4,000,000	4,695,651
5.705% 5/1/40	9,164,000	11,567,892
5.805% 5/1/50	4,000,000	5,284,337
6.875% 3/15/39	588,000	776,792
		82,560,802
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.2% 2/1/25	681,000	749,851
3.8% 5/15/25	4,260,000	4,810,165
3.9% 2/1/35	1,052,000	1,266,159
4.4% 1/15/47	1,425,000	1,793,317
4.55% 4/1/46	267,000	343,034
4.95% 10/17/48	1,711,000	2,337,527
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,456,716
3.4% 11/15/46	473,000	572,687
3.75% 11/15/47	1,102,000	1,383,970
4.45% 4/1/30	4,690,000	5,913,499
6.2% 1/15/38	445,000	698,042
		21,324,967
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	238,261	216,185
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,156,480	1,114,381
Continental Airlines, Inc. 4% 4/29/26	544,322	535,714
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	100,824	98,568
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,418,267	1,393,962
		3,358,810
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	2,700,000	2,834,863
2.493% 2/15/27 (a)	2,000,000	2,133,324
2.722% 2/15/30 (a)	3,000,000	3,198,963
3.377% 4/5/40 (a)	2,702,000	2,985,989
3.577% 4/5/50 (a)	2,550,000	2,905,751
		14,058,890
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,676,000	1,686,369
Republic Services, Inc.:
1.45% 2/15/31	4,400,000	4,341,909
2.9% 7/1/26	752,000	828,060
3.2% 3/15/25	2,009,000	2,209,128
3.95% 5/15/28	1,872,000	2,213,235
Waste Management, Inc.:
2.4% 5/15/23	945,000	989,501
2.5% 11/15/50	3,780,000	3,806,862
2.9% 9/15/22	1,190,000	1,235,557
4.15% 7/15/49	462,000	611,633
		17,922,254
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,066,239
4% 11/2/32	339,000	414,569
4.15% 11/2/42	339,000	426,244
		1,907,052
Industrial Conglomerates - 0.4%
3M Co.:
2% 6/26/22	713,000	732,372
2.375% 8/26/29	2,000,000	2,177,405
2.875% 10/15/27	713,000	792,556
3.05% 4/15/30	3,000,000	3,424,526
3.125% 9/19/46	492,000	545,926
3.25% 8/26/49	1,508,000	1,743,953
General Electric Co.:
3.45% 5/1/27	4,180,000	4,604,188
3.625% 5/1/30	1,000,000	1,120,936
4.35% 5/1/50	2,400,000	2,817,496
4.5% 3/11/44	5,413,000	6,320,550
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,857,781
1.95% 6/1/30	7,000,000	7,416,651
2.5% 11/1/26	1,276,000	1,402,313
2.8% 6/1/50	1,800,000	2,001,663
3.812% 11/21/47	249,000	319,812
Roper Technologies, Inc.:
0.45% 8/15/22	1,200,000	1,201,356
1% 9/15/25	1,810,000	1,820,329
1.4% 9/15/27	8,144,000	8,246,788
1.75% 2/15/31	1,860,000	1,868,558
2% 6/30/30	3,360,000	3,452,330
2.8% 12/15/21	1,178,000	1,205,213
3.8% 12/15/26	1,515,000	1,747,057
		56,819,759
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	3,800,000	3,808,063
1.1% 9/14/27	3,800,000	3,834,105
1.7% 8/9/21	1,674,000	1,689,427
2.4% 6/6/22	1,782,000	1,838,663
2.4% 8/9/26	508,000	549,800
2.85% 6/1/22	713,000	740,293
3.45% 5/15/23	2,496,000	2,680,430
Caterpillar, Inc.:
2.6% 6/26/22	1,069,000	1,100,931
3.25% 9/19/49	3,000,000	3,554,411
3.803% 8/15/42	445,000	569,507
5.3% 9/15/35	1,247,000	1,706,385
Deere & Co.:
2.875% 9/7/49	2,470,000	2,780,183
5.375% 10/16/29	178,000	236,334
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	3,015,581
4.65% 11/1/44	1,069,000	1,385,056
Otis Worldwide Corp.:
2.565% 2/15/30	3,000,000	3,219,100
3.362% 2/15/50	2,000,000	2,313,495
Parker Hannifin Corp.:
2.7% 6/14/24	9,300,000	9,968,232
3.25% 3/1/27	1,007,000	1,120,103
4.1% 3/1/47	1,009,000	1,244,840
		47,354,939
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,393,808
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	525,439
3.05% 3/15/22	1,782,000	1,834,794
3.25% 6/15/27	1,336,000	1,519,677
3.9% 8/1/46	827,000	1,080,939
4.05% 6/15/48	3,755,000	5,038,563
4.125% 6/15/47	508,000	685,492
4.15% 4/1/45	303,000	399,922
4.375% 9/1/42	802,000	1,065,826
4.55% 9/1/44	535,000	745,145
4.9% 4/1/44	713,000	1,013,334
Canadian National Railway Co.:
2.45% 5/1/50	2,900,000	2,982,761
2.85% 12/15/21	891,000	909,006
3.2% 8/2/46	588,000	688,796
CSX Corp.:
3.25% 6/1/27	891,000	1,007,152
3.4% 8/1/24	825,000	904,657
3.8% 11/1/46	1,019,000	1,250,581
3.95% 5/1/50	637,000	816,271
4.1% 3/15/44	1,207,000	1,505,916
4.3% 3/1/48	1,600,000	2,103,827
4.5% 3/15/49	1,729,000	2,363,978
4.75% 11/15/48	1,032,000	1,443,090
Norfolk Southern Corp.:
3% 4/1/22	1,336,000	1,375,934
3.25% 12/1/21	891,000	911,322
3.65% 8/1/25	2,139,000	2,400,246
3.8% 8/1/28	1,740,000	2,034,796
3.95% 10/1/42	339,000	415,371
4.05% 8/15/52	214,000	275,820
4.15% 2/28/48	2,600,000	3,383,492
4.65% 1/15/46	582,000	794,742
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,909,639
2.75% 3/1/26	1,187,000	1,295,393
3% 4/15/27	891,000	986,961
3.25% 2/5/50	2,700,000	3,091,439
3.35% 8/15/46	841,000	949,709
3.6% 9/15/37	588,000	689,964
3.7% 3/1/29	4,641,000	5,438,795
3.799% 10/1/51	499,000	619,068
3.839% 3/20/60	2,844,000	3,497,010
		59,954,867
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	1,679,000	1,722,751
2.75% 1/15/23	1,782,000	1,836,893
3.375% 6/1/21	2,500,000	2,529,167
3.625% 12/1/27	4,145,000	4,370,246
3.75% 2/1/22	681,000	699,824
3.875% 7/3/23	5,600,000	5,929,708
4.25% 2/1/24	2,345,000	2,522,685
		19,611,274

TOTAL INDUSTRIALS		326,267,422

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,800,000	1,820,734
2.2% 9/20/23	1,339,000	1,402,935
2.5% 9/20/26	891,000	979,842
3.5% 6/15/25	761,000	860,358
5.9% 2/15/39	2,213,000	3,413,355
		8,477,224
Electronic Equipment & Components - 0.2%
Corning, Inc.:
4.75% 3/15/42	891,000	1,111,482
5.35% 11/15/48	1,000,000	1,416,566
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	2,050,000	2,254,032
4.9% 10/1/26 (a)	1,685,000	1,967,839
5.3% 10/1/29 (a)	6,046,000	7,303,630
6.02% 6/15/26 (a)	2,877,000	3,492,476
8.1% 7/15/36 (a)	3,200,000	4,608,112
8.35% 7/15/46 (a)	1,049,000	1,522,817
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	705,625
7.125% 10/1/37	441,000	666,437
		25,049,016
IT Services - 0.5%
Fiserv, Inc.:
2.75% 7/1/24	4,410,000	4,720,501
3.5% 7/1/29	2,099,000	2,403,152
4.4% 7/1/49	2,682,000	3,552,517
IBM Corp.:
1.95% 5/15/30	2,400,000	2,480,466
2.5% 1/27/22	1,390,000	1,425,467
2.95% 5/15/50	2,400,000	2,586,863
3% 5/15/24	2,333,000	2,526,483
3.5% 5/15/29	3,111,000	3,598,699
3.625% 2/12/24	1,782,000	1,954,743
4.15% 5/15/39	353,000	452,221
4.25% 5/15/49	4,581,000	6,084,108
4.7% 2/19/46	882,000	1,225,392
IBM Credit LLC 2.2% 9/8/22	1,604,000	1,662,656
MasterCard, Inc.:
2.95% 6/1/29	2,430,000	2,754,443
3.8% 11/21/46	677,000	867,485
3.85% 3/26/50	4,600,000	6,002,628
PayPal Holdings, Inc.:
1.65% 6/1/25	2,500,000	2,599,503
2.3% 6/1/30	2,800,000	2,996,865
2.85% 10/1/29	3,160,000	3,513,260
The Western Union Co. 2.85% 1/10/25	2,130,000	2,275,713
Visa, Inc.:
1.9% 4/15/27	5,100,000	5,394,362
2.05% 4/15/30	12,400,000	13,207,983
2.2% 12/14/20	1,016,000	1,016,681
2.75% 9/15/27	2,125,000	2,367,564
3.15% 12/14/25	1,606,000	1,792,397
4.3% 12/14/45	1,183,000	1,634,169
		81,096,321
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc. 4.35% 4/1/47	2,303,000	3,192,988
Broadcom Corp./Broadcom Cayman LP:
3.125% 1/15/25	2,500,000	2,693,778
3.5% 1/15/28	1,247,000	1,373,355
3.875% 1/15/27	6,444,000	7,240,439
Broadcom, Inc.:
3.459% 9/15/26	2,250,000	2,486,752
4.3% 11/15/32	1,700,000	2,027,820
4.75% 4/15/29	3,167,000	3,769,849
5% 4/15/30	3,550,000	4,294,915
Intel Corp.:
2.35% 5/11/22	3,030,000	3,115,580
2.45% 11/15/29	2,000,000	2,181,431
3.25% 11/15/49	2,050,000	2,345,959
3.3% 10/1/21	2,674,000	2,740,366
3.734% 12/8/47	583,000	713,444
3.9% 3/25/30	7,800,000	9,407,593
4.1% 5/19/46	1,247,000	1,611,135
4.1% 5/11/47	428,000	549,889
4.6% 3/25/40	1,869,000	2,510,341
4.75% 3/25/50	3,291,000	4,647,839
Lam Research Corp. 2.875% 6/15/50	2,800,000	3,024,012
NVIDIA Corp.:
2.85% 4/1/30	7,488,000	8,392,422
3.5% 4/1/50	2,300,000	2,796,106
Qualcomm, Inc.:
2.6% 1/30/23	1,336,000	1,398,658
3.25% 5/20/27	4,020,000	4,554,718
4.3% 5/20/47	1,800,000	2,445,995
Texas Instruments, Inc. 4.15% 5/15/48	713,000	979,130
		80,494,514
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	3,593,000	3,620,710
2.4% 2/6/22	4,990,000	5,110,776
2.525% 6/1/50	5,390,000	5,772,325
2.675% 6/1/60	155,000	169,908
2.7% 2/12/25	3,061,000	3,325,931
2.875% 2/6/24	10,280,000	11,031,840
3.45% 8/8/36	1,087,000	1,344,221
3.625% 12/15/23	4,661,000	5,089,870
3.7% 8/8/46	12,468,000	16,108,483
3.95% 8/8/56	736,000	1,011,296
4.1% 2/6/37	2,641,000	3,480,155
Oracle Corp.:
1.9% 9/15/21	1,497,000	1,514,278
2.5% 5/15/22	1,711,000	1,759,049
2.5% 4/1/25	9,270,000	9,940,437
2.625% 2/15/23	1,782,000	1,865,210
2.65% 7/15/26	1,604,000	1,749,552
2.95% 11/15/24	8,000,000	8,678,567
2.95% 5/15/25	891,000	970,898
3.25% 11/15/27	3,047,000	3,453,363
3.4% 7/8/24	842,000	920,123
3.6% 4/1/50	500,000	581,786
3.85% 7/15/36	1,805,000	2,192,222
3.85% 4/1/60	3,600,000	4,426,029
4% 7/15/46	1,746,000	2,134,225
4% 11/15/47	4,491,000	5,488,332
4.125% 5/15/45	535,000	663,897
4.3% 7/8/34	691,000	882,009
4.375% 5/15/55	2,781,000	3,710,778
5.375% 7/15/40	2,898,000	4,165,688
		111,161,958
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 9/12/22	1,515,000	1,563,249
2.15% 2/9/22	891,000	911,268
2.2% 9/11/29	8,200,000	8,826,823
2.25% 2/23/21	2,674,000	2,681,648
2.3% 5/11/22	1,425,000	1,466,062
2.4% 1/13/23	5,347,000	5,577,857
2.45% 8/4/26	3,672,000	3,996,288
2.55% 8/20/60	3,400,000	3,525,121
2.65% 5/11/50	2,594,000	2,781,630
2.7% 5/13/22	1,186,000	1,229,960
2.9% 9/12/27	2,504,000	2,803,842
2.95% 9/11/49	2,630,000	2,992,451
3% 11/13/27	1,782,000	2,010,517
3.2% 5/13/25	1,870,000	2,079,258
3.2% 5/11/27	8,593,000	9,748,439
3.75% 11/13/47	1,243,000	1,590,826
3.85% 5/4/43	2,317,000	2,981,070
4.25% 2/9/47	445,000	611,781
4.375% 5/13/45	836,000	1,158,884
4.5% 2/23/36	1,651,000	2,239,601
4.65% 2/23/46	1,007,000	1,448,785
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,737,000	2,018,539
6.2% 10/15/35 (b)	776,000	993,089
6.35% 10/15/45 (b)	335,000	442,251
HP, Inc. 6% 9/15/41	1,367,000	1,752,620
Xerox Corp. 4.5% 5/15/21	209,000	211,707
		67,643,566

TOTAL INFORMATION TECHNOLOGY		373,922,599

MATERIALS - 0.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,558,830
2.05% 5/15/30	1,100,000	1,173,903
2.7% 5/15/40	1,000,000	1,082,112
2.8% 5/15/50	1,000,000	1,093,139
DuPont de Nemours, Inc.:
4.205% 11/15/23	2,531,000	2,787,569
4.725% 11/15/28	3,056,000	3,743,412
5.319% 11/15/38	2,000,000	2,726,215
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	3,224,878
4.65% 10/15/44	535,000	681,178
Ecolab, Inc.:
1.3% 1/30/31	5,700,000	5,668,669
2.7% 11/1/26	1,176,000	1,306,806
3.95% 12/1/47	593,000	766,055
5.5% 12/8/41	73,000	105,503
LYB International Finance BV:
4% 7/15/23	1,003,000	1,087,720
4.875% 3/15/44	1,043,000	1,321,677
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,871,653
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	2,105,660
3.625% 4/1/51	2,000,000	2,159,446
4.2% 10/15/49	1,500,000	1,749,524
LyondellBasell Industries NV 4.625% 2/26/55	667,000	814,057
Nutrien Ltd.:
4% 12/15/26	2,032,000	2,357,154
4.2% 4/1/29	921,000	1,104,773
5% 4/1/49	1,605,000	2,221,185
5.25% 1/15/45	624,000	842,053
5.625% 12/1/40	321,000	438,207
Praxair, Inc.:
2.2% 8/15/22	356,000	366,169
2.45% 2/15/22	829,000	845,668
3.2% 1/30/26	1,130,000	1,262,422
3.55% 11/7/42	356,000	428,985
Sherwin-Williams Co.:
2.75% 6/1/22	42,000	43,333
3.45% 6/1/27	6,213,000	7,063,211
4.5% 6/1/47	1,520,000	2,019,930
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	4,792,219
3.15% 5/15/24	1,260,000	1,355,204
3.6% 11/15/50	2,883,000	3,216,347
3.625% 5/15/26	1,767,000	1,984,506
4.375% 11/15/42	869,000	1,060,735
4.8% 11/30/28	1,524,000	1,873,502
4.8% 5/15/49	1,277,000	1,660,172
9.4% 5/15/39	535,000	945,254
The Mosaic Co.:
4.05% 11/15/27	1,027,000	1,155,011
4.25% 11/15/23	1,941,000	2,115,364
5.625% 11/15/43	668,000	840,940
Westlake Chemical Corp. 5% 8/15/46	356,000	443,814
		80,464,164
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	842,000	922,256
3.8% 1/15/26	513,000	582,452
4.4% 8/15/47	854,000	1,118,209
5.15% 5/15/46	322,000	453,726
		3,076,643
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	802,000	1,120,046
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	1,027,000	1,059,117
5% 9/30/43	535,000	780,303
Newmont Corp. 5.45% 6/9/44	1,141,000	1,648,468
Nucor Corp.:
4% 8/1/23	535,000	577,999
5.2% 8/1/43	713,000	994,725
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,797,000	4,274,268
5.2% 11/2/40	1,517,000	2,202,906
7.125% 7/15/28	356,000	500,973
Southern Copper Corp.:
3.875% 4/23/25	654,000	725,123
5.25% 11/8/42	1,029,000	1,358,846
Vale SA 5.625% 9/11/42	1,176,000	1,532,843
		16,775,617

TOTAL MATERIALS		100,316,424

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	2,300,000	3,158,499
American Tower Corp.:
1.3% 9/15/25	1,400,000	1,423,761
2.1% 6/15/30	1,500,000	1,542,258
3.1% 6/15/50	1,500,000	1,554,671
3.55% 7/15/27	1,524,000	1,715,641
3.8% 8/15/29	3,000,000	3,465,858
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,341,911
3.125% 9/1/23	339,000	359,703
3.4% 6/21/29	2,500,000	2,749,701
4.125% 5/15/21	375,000	377,810
Crown Castle International Corp.:
1.35% 7/15/25	2,169,000	2,203,477
2.25% 1/15/31	3,900,000	4,036,462
3.25% 1/15/51	1,180,000	1,239,123
Duke Realty LP:
3.625% 4/15/23	490,000	519,792
3.75% 12/1/24	1,025,000	1,131,981
ERP Operating LP:
3% 4/15/23	335,000	352,521
3.25% 8/1/27	2,314,000	2,570,246
4.625% 12/15/21	1,016,000	1,049,090
Federal Realty Investment Trust 3% 8/1/22	846,000	872,833
Healthpeak Properties, Inc.:
2.875% 1/15/31	3,150,000	3,364,606
3% 1/15/30	3,700,000	4,040,311
3.4% 2/1/25	1,425,000	1,563,591
3.875% 8/15/24	1,350,000	1,494,562
Kimco Realty Corp.:
1.9% 3/1/28	3,000,000	3,013,971
3.8% 4/1/27	713,000	801,443
4.125% 12/1/46	1,782,000	1,913,664
4.45% 9/1/47	924,000	1,058,672
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,425,000	1,534,874
4.5% 1/15/25	1,428,000	1,547,028
4.5% 4/1/27	1,693,000	1,865,788
Prologis LP:
1.25% 10/15/30	3,800,000	3,743,780
3.25% 10/1/26	831,000	933,651
Simon Property Group LP:
2.625% 6/15/22	1,414,000	1,450,490
3.25% 9/13/49	420,000	412,183
3.3% 1/15/26	5,700,000	6,228,583
3.375% 12/1/27	4,210,000	4,620,513
Ventas Realty LP:
3.125% 6/15/23	1,126,000	1,183,548
3.25% 10/15/26	624,000	682,040
3.5% 2/1/25	713,000	786,022
3.85% 4/1/27	1,693,000	1,891,277
4% 3/1/28	3,744,000	4,232,917
4.125% 1/15/26	258,000	295,389
4.375% 2/1/45	535,000	579,739
4.875% 4/15/49	1,000,000	1,234,910
Weingarten Realty Investors 3.5% 4/15/23	677,000	702,136
Welltower, Inc.:
3.75% 3/15/23	1,543,000	1,639,998
4% 6/1/25	2,257,000	2,546,646
4.95% 9/1/48	1,782,000	2,286,516
		89,314,186
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	700,458
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,190,347
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,636,703
Mack-Cali Realty LP:
3.15% 5/15/23	837,000	830,928
4.5% 4/18/22	751,000	740,712
Tanger Properties LP:
3.75% 12/1/24	1,158,000	1,181,554
3.875% 7/15/27	1,105,000	1,106,526
		7,387,228

TOTAL REAL ESTATE		96,701,414

UTILITIES - 2.3%
Electric Utilities - 1.7%
Alabama Power Co.:
1.45% 9/15/30	3,800,000	3,880,643
3.7% 12/1/47	1,049,000	1,293,422
3.75% 3/1/45	178,000	213,077
4.15% 8/15/44	829,000	1,046,695
4.3% 7/15/48	1,048,000	1,407,623
5.2% 6/1/41	686,000	936,958
AmerenUE 3.9% 9/15/42	659,000	804,401
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	744,090
3.25% 3/1/50	2,003,000	2,117,948
4.3% 12/1/28	3,117,000	3,730,839
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,367,388
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	2,152,908
3.35% 7/1/23	508,000	541,885
3.5% 8/15/46	445,000	519,185
Carolina Power & Light Co. 2.8% 5/15/22	776,000	799,751
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	339,000	397,779
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	2,788,139
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,084,356
Commonwealth Edison Co.:
3.1% 11/1/24	1,782,000	1,938,284
3.2% 11/15/49	1,000,000	1,130,609
3.4% 9/1/21	178,000	180,670
3.65% 6/15/46	510,000	613,034
3.7% 3/1/45	553,000	664,643
3.75% 8/15/47	1,096,000	1,348,875
4% 3/1/48	1,217,000	1,549,659
4% 3/1/49	84,000	108,209
Detroit Edison Co. 2.65% 6/15/22	1,425,000	1,466,007
DTE Electric Co. 4.05% 5/15/48	1,570,000	2,062,273
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,197,537
3.75% 6/1/45	356,000	433,947
3.875% 3/15/46	696,000	860,915
4% 9/30/42	668,000	825,026
Duke Energy Corp.:
1.8% 9/1/21	2,755,000	2,781,335
2.45% 6/1/30	1,300,000	1,383,468
2.65% 9/1/26	2,379,000	2,588,392
3.75% 4/15/24	13,569,000	14,884,922
3.75% 9/1/46	1,627,000	1,939,611
3.95% 10/15/23	435,000	473,374
3.95% 8/15/47	1,420,000	1,753,156
4.8% 12/15/45	2,998,000	4,080,770
Duke Energy Florida LLC 3.4% 10/1/46	445,000	519,384
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	3,560,920
Duke Energy Progress, Inc.:
4.15% 12/1/44	321,000	407,976
4.375% 3/30/44	356,000	466,852
Edison International 2.95% 3/15/23	1,460,000	1,507,342
Entergy Corp.:
0.9% 9/15/25	3,200,000	3,204,687
2.95% 9/1/26	837,000	924,251
3.75% 6/15/50	3,400,000	4,023,112
4% 7/15/22	1,183,000	1,244,078
Entergy, Inc. 4% 3/30/29	1,407,000	1,645,897
Eversource Energy:
2.9% 10/1/24	1,524,000	1,645,059
3.35% 3/15/26	1,178,000	1,308,910
3.45% 1/15/50	1,000,000	1,159,913
Exelon Corp.:
3.4% 4/15/26	2,000,000	2,247,278
3.95% 6/15/25	3,502,000	3,963,547
4.45% 4/15/46	1,100,000	1,405,744
5.1% 6/15/45	196,000	267,233
FirstEnergy Corp.:
1.6% 1/15/26	1,950,000	1,896,795
2.25% 9/1/30	1,950,000	1,860,403
3.9% 7/15/27	1,515,000	1,674,121
4.85% 7/15/47	1,969,000	2,381,538
Florida Power & Light Co.:
3.125% 12/1/25	909,000	1,009,354
3.15% 10/1/49	252,000	297,576
3.25% 6/1/24	842,000	907,824
4.05% 10/1/44	966,000	1,252,105
4.125% 6/1/48	2,192,000	2,940,689
Indiana Michigan Power Co. 3.2% 3/15/23	495,000	522,657
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,673,436
MidAmerican Energy Co. 3.65% 8/1/48	4,102,000	5,050,323
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,362,083
2.75% 11/1/29	5,000,000	5,442,919
3.5% 4/1/29	5,000,000	5,748,056
Northern States Power Co.:
2.6% 6/1/51	1,000,000	1,060,686
3.4% 8/15/42	356,000	415,584
4.125% 5/15/44	802,000	1,039,878
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,532,000
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	6,243,000	6,231,595
3.1% 9/15/49	2,471,000	2,821,796
3.8% 9/30/47	2,700,000	3,383,495
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,000,000	3,025,333
2.5% 2/1/31	2,000,000	2,014,212
4% 12/1/46	2,822,000	2,935,254
4.3% 3/15/45	5,099,000	5,477,145
PacifiCorp:
3.6% 4/1/24	713,000	776,995
4.125% 1/15/49	2,399,000	3,108,877
6% 1/15/39	1,104,000	1,652,642
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,687,793
Potomac Electric Power Co. 6.5% 11/15/37	678,000	1,040,653
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,425,000	1,583,325
3.4% 6/1/23	476,000	506,602
4.2% 6/15/22	356,000	373,184
4.7% 6/1/43	321,000	399,761
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,753,165
4.15% 10/1/45	624,000	790,100
Progress Energy, Inc. 6% 12/1/39	926,000	1,318,238
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	2,115,707
3.8% 6/15/47	825,000	1,024,002
6.25% 9/1/37	1,000,000	1,529,907
Public Service Electric & Gas Co.:
2.45% 1/15/30	2,300,000	2,508,322
3.15% 1/1/50	2,300,000	2,645,807
3.65% 9/1/42	504,000	605,815
4% 6/1/44	891,000	1,088,253
Puget Sound Energy, Inc. 4.3% 5/20/45	1,142,000	1,445,098
Southern California Edison Co. 4% 4/1/47	1,782,000	2,121,044
Southern Co.:
2.35% 7/1/21	1,176,000	1,187,922
3.25% 7/1/26	1,961,000	2,194,965
3.7% 4/30/30	5,713,000	6,635,615
4.4% 7/1/46	1,305,000	1,685,582
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,856,288
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,756,055
6.15% 5/15/37	1,116,000	1,574,142
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	779,202
3.3% 12/1/49	1,440,000	1,722,233
3.45% 2/15/24	490,000	529,017
3.8% 4/1/28	2,657,000	3,132,031
3.8% 9/15/47	2,543,000	3,277,543
4.2% 5/15/45	2,128,000	2,794,388
4.45% 2/15/44	490,000	669,634
4.6% 12/1/48	1,262,000	1,817,464
6% 5/15/37	356,000	522,209
Wisconsin Electric Power Co. 4.25% 6/1/44	837,000	1,024,745
Xcel Energy, Inc.:
2.6% 3/15/22	2,477,000	2,546,460
3.35% 12/1/26	535,000	599,390
3.4% 6/1/30	1,740,000	1,998,701
4% 6/15/28	8,000,000	9,425,434
		246,355,153
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	2,000,000	2,132,420
3.9% 11/15/49	2,300,000	2,691,309
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,544,975
Southern Co. Gas Capital Corp. 3.95% 10/1/46	2,409,000	2,874,447
		10,243,151
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	1,543,000	1,558,024
4.75% 6/15/46	929,000	1,167,679
		2,725,703
Multi-Utilities - 0.5%
Ameren Corp. 3.5% 1/15/31	4,650,000	5,380,734
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,782,000	2,022,041
3.7% 7/15/30 (a)	788,000	934,783
3.8% 7/15/48	4,048,000	4,977,545
4.05% 4/15/25 (a)	1,958,000	2,222,956
4.5% 2/1/45	1,186,000	1,549,117
5.15% 11/15/43	1,679,000	2,339,143
CenterPoint Energy, Inc.:
2.5% 9/1/22	2,649,000	2,738,548
3.7% 9/1/49	1,420,000	1,624,860
CMS Energy Corp. 4.875% 3/1/44	891,000	1,177,934
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	609,474
3.95% 4/1/50	4,295,000	5,287,906
4.45% 3/15/44	1,425,000	1,816,578
4.5% 5/15/58	1,690,000	2,294,299
4.65% 12/1/48	1,866,000	2,536,556
5.5% 12/1/39	445,000	621,715
Consolidated Edison, Inc. 2% 5/15/21	984,000	989,897
Delmarva Power & Light Co. 4% 6/1/42	713,000	862,933
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,610,705
4.9% 8/1/41	356,000	467,588
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,170,044
3.8% 3/15/27	2,408,000	2,740,755
NiSource Finance Corp. 4.8% 2/15/44	980,000	1,297,891
NiSource, Inc.:
0.95% 8/15/25	4,288,000	4,285,813
1.7% 2/15/31	3,300,000	3,289,910
2.95% 9/1/29	1,420,000	1,560,279
3.49% 5/15/27	1,364,000	1,533,643
3.95% 3/30/48	1,782,000	2,196,333
4.375% 5/15/47	852,000	1,093,239
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,592,683
4.1% 6/15/30 (a)	2,600,000	2,942,786
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	222,954
Sempra Energy:
2.875% 10/1/22	535,000	553,563
2.9% 2/1/23	529,000	554,539
3.25% 6/15/27	1,087,000	1,203,152
4% 2/1/48	5,578,000	6,704,588
4.05% 12/1/23	891,000	974,556
6% 10/15/39	178,000	255,188
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(d)	753,000	635,552
		77,872,780
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,766,055
3.75% 9/1/28	2,457,000	2,877,391
		4,643,446

TOTAL UTILITIES		341,840,233

TOTAL NONCONVERTIBLE BONDS
(Cost $3,726,991,592)		4,042,473,735

U.S. Government and Government Agency Obligations - 42.9%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.375% 8/25/25	$8,339,000	$8,309,306
0.5% 6/17/25	10,000,000	10,032,776
0.625% 4/22/25	6,300,000	6,368,826
0.75% 10/8/27	11,000,000	10,975,136
0.875% 8/5/30	9,584,000	9,383,210
1.25% 8/17/21	5,403,000	5,444,187
1.625% 10/15/24	4,500,000	4,733,385
1.75% 7/2/24	5,641,000	5,935,744
1.875% 4/5/22	5,747,000	5,881,012
1.875% 9/24/26	2,379,000	2,555,725
2% 10/5/22	6,571,000	6,791,893
2.125% 4/24/26	713,000	774,664
2.375% 1/19/23	5,335,000	5,581,132
2.625% 9/6/24	713,000	775,948
2.875% 9/12/23	1,373,000	1,473,929
6.25% 5/15/29	2,000,000	2,860,191
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,295,699
0.5% 4/14/25	9,755,000	9,799,542
1.125% 7/14/21	2,365,000	2,379,561
1.375% 2/18/21	3,615,000	3,624,123
1.5% 8/15/24	1,280,000	1,338,284
1.875% 11/29/21	3,415,000	3,474,918
2% 9/9/22	6,775,000	6,994,137
2.5% 2/13/24	890,000	954,090
3% 10/12/21	1,735,000	1,778,132
3.25% 11/16/28	4,230,000	5,038,280
5.5% 7/15/36	270,000	419,086
Freddie Mac:
0.25% 8/24/23	18,087,000	18,087,174
0.375% 7/21/25	5,568,000	5,551,428
0.375% 9/23/25	10,325,000	10,274,015
2.375% 1/13/22	2,317,000	2,375,051
2.75% 6/19/23	4,316,000	4,593,310
6.25% 7/15/32	1,373,000	2,127,154
6.75% 3/15/31	4,634,000	7,144,844
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,880,171
5.25% 9/15/39	3,565,000	5,385,002
5.375% 4/1/56	961,000	1,633,157

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		190,024,222

U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
1.125% 5/15/40	184,657,000	177,414,983
1.125% 8/15/40	76,277,000	73,094,819
1.25% 5/15/50	139,722,000	128,653,398
1.375% 8/15/50	12,750,000	12,114,492
1.625% 11/15/50	53,080,000	53,635,681
2% 2/15/50	20,870,000	22,996,946
2.25% 8/15/46	8,327,300	9,625,188
2.25% 8/15/49	2,736,600	3,176,166
2.375% 11/15/49	7,928,000	9,442,682
2.5% 2/15/45	50,326,600	60,751,677
2.5% 2/15/46	12,667,600	15,324,827
2.5% 5/15/46	49,427,500	59,801,483
2.75% 11/15/42	2,055,000	2,578,142
2.75% 8/15/47	3,057,800	3,883,645
2.75% 11/15/47	3,369,900	4,285,433
2.875% 5/15/43	1,252,400	1,603,219
2.875% 8/15/45	12,491,000	16,085,090
2.875% 11/15/46	2,461,500	3,184,373
2.875% 5/15/49	2,016,400	2,639,450
3% 11/15/44	41,796,400	54,764,713
3% 5/15/45	123,800,200	162,574,809
3% 11/15/45	8,342,000	10,985,371
3% 2/15/47	23,518,100	31,137,597
3% 5/15/47	519,600	688,835
3% 2/15/48	4,353,000	5,787,280
3% 2/15/49	8,691,000	11,616,404
3.125% 11/15/41	1,577,000	2,088,724
3.125% 2/15/43	19,043,200	25,306,628
3.125% 8/15/44	23,459,300	31,320,915
3.125% 5/15/48	466,400	634,249
3.375% 5/15/44	2,243,400	3,106,934
3.375% 11/15/48	4,431,700	6,308,075
3.625% 8/15/43	16,520,900	23,623,596
3.625% 2/15/44	20,662,700	29,620,303
3.75% 11/15/43	22,912,800	33,390,036
3.875% 8/15/40	1,400	2,032
4.25% 5/15/39	1,432,500	2,151,716
4.25% 11/15/40	144,500	219,950
4.375% 2/15/38	4,701,900	7,073,237
4.375% 11/15/39	17,800	27,258
4.375% 5/15/40	1,900	2,923
4.375% 5/15/41	5,235,500	8,126,478
4.5% 2/15/36	5,419,200	8,042,855
4.5% 5/15/38	4,680,500	7,156,411
4.5% 8/15/39	4,873,900	7,547,120
4.625% 2/15/40	3,832,100	6,050,377
4.75% 2/15/37	9,026,400	13,919,343
4.75% 2/15/41	489,700	792,415
5% 5/15/37	8,448,700	13,396,470
5.375% 2/15/31	9,530,300	13,797,715
6.25% 5/15/30	10,900,000	16,363,625
U.S. Treasury Notes:
0.125% 4/30/22	115,185,000	115,189,499
0.125% 5/31/22	107,492,000	107,479,403
0.125% 6/30/22	96,618,000	96,602,903
0.125% 7/31/22	150,751,000	150,703,890
0.125% 8/31/22	32,225,000	32,213,671
0.125% 9/30/22	180,314,000	180,264,695
0.125% 10/31/22	190,777,000	190,702,479
0.125% 8/15/23	61,266,000	61,182,238
0.25% 5/31/25	76,353,000	76,108,432
0.25% 6/30/25	133,464,000	132,958,297
0.25% 7/31/25	122,217,000	121,720,493
0.25% 8/31/25	64,170,000	63,884,243
0.25% 9/30/25	153,554,000	152,798,226
0.25% 10/31/25	25,756,000	25,621,183
0.375% 3/31/22	120,074,000	120,449,231
0.375% 7/31/27 (e)	76,905,000	75,865,581
0.375% 9/30/27	35,380,000	34,838,244
0.5% 3/31/25	143,182,000	144,356,539
0.5% 4/30/27	53,212,000	53,018,691
0.5% 5/31/27	35,607,000	35,455,392
0.5% 6/30/27	6,547,000	6,515,288
0.5% 10/31/27	91,035,000	90,323,789
0.625% 3/31/27	798,000	802,084
0.625% 5/15/30	177,608,000	174,472,109
0.625% 8/15/30	69,680,000	68,275,513
0.875% 11/15/30	80,994,000	81,183,830
1.125% 6/30/21	12,661,800	12,737,969
1.125% 7/31/21	48,100	48,431
1.125% 8/31/21	12,193,100	12,285,025
1.125% 9/30/21	11,109,800	11,203,539
1.25% 3/31/21	200	201
1.25% 10/31/21	7,961,800	8,044,528
1.25% 7/31/23	13,243,000	13,621,150
1.25% 8/31/24	46,487,300	48,206,967
1.375% 4/30/21	15,324,700	15,407,310
1.375% 5/31/21	11,474,900	11,548,411
1.375% 6/30/23	11,597,800	11,958,872
1.375% 8/31/23	1,414,100	1,460,279
1.375% 9/30/23	14,100,300	14,575,634
1.375% 1/31/25	9,913,000	10,354,825
1.375% 8/31/26	2,670,800	2,808,096
1.5% 8/31/21	5,558,000	5,615,100
1.5% 9/30/21	17,655,000	17,859,136
1.5% 10/31/21	5,369,000	5,436,951
1.5% 11/30/21	6,700,000	6,792,648
1.5% 1/31/22	778,900	791,435
1.5% 8/15/22	55,547,800	56,828,003
1.5% 9/15/22	23,304,000	23,865,663
1.5% 2/28/23	2,682,400	2,762,662
1.5% 3/31/23	10,176,900	10,493,735
1.5% 9/30/24	20,957,000	21,944,271
1.5% 10/31/24	119,250,000	124,946,983
1.5% 11/30/24	37,250,000	39,057,207
1.5% 8/15/26	11,644,100	12,324,097
1.5% 2/15/30	106,680,000	113,380,838
1.625% 6/30/21	900	908
1.625% 8/31/22	16,786,200	17,217,658
1.625% 11/15/22	31,759,000	32,670,831
1.625% 12/15/22	34,771,000	35,814,130
1.625% 4/30/23	8,446,600	8,743,221
1.625% 5/31/23	9,273,600	9,609,406
1.625% 10/31/23	16,784,500	17,488,662
1.625% 2/15/26	1,812,700	1,927,339
1.625% 5/15/26	999,900	1,064,308
1.625% 9/30/26	1,274,000	1,357,905
1.625% 10/31/26	22,470,000	23,958,638
1.625% 11/30/26	2,021,000	2,155,365
1.625% 8/15/29	5,938,600	6,375,644
1.75% 7/31/21	300	303
1.75% 11/30/21	25,651,000	26,064,823
1.75% 3/31/22	20,853,600	21,299,997
1.75% 5/31/22	2,861,800	2,931,333
1.75% 6/15/22	3,802,400	3,896,272
1.75% 6/30/22	4,865,800	4,989,536
1.75% 7/15/22	5,256,000	5,392,943
1.75% 9/30/22	5,131,500	5,281,636
1.75% 1/31/23	4,570,000	4,727,986
1.75% 6/30/24	7,244,300	7,634,247
1.75% 7/31/24	31,872,800	33,620,824
1.75% 12/31/24	45,915,000	48,639,410
1.75% 11/15/29	23,793,000	25,822,840
1.875% 11/30/21	14,483,500	14,736,961
1.875% 1/31/22	9,778,100	9,977,482
1.875% 2/28/22	36,469,000	37,266,759
1.875% 3/31/22	23,673,300	24,221,670
1.875% 4/30/22	4,392,000	4,500,084
1.875% 5/31/22	2,858,100	2,932,567
1.875% 7/31/22	5,928,100	6,098,764
1.875% 8/31/22	12,417,700	12,791,201
1.875% 9/30/22	14,080,600	14,523,369
1.875% 10/31/22	4,883,700	5,044,137
1.875% 6/30/26	15,666,100	16,900,417
1.875% 7/31/26	33,197,000	35,833,309
2% 2/28/21	4,701,900	4,723,269
2% 5/31/21	7,181,100	7,249,264
2% 8/31/21	19,302,900	19,574,347
2% 10/31/21	5,293,600	5,384,584
2% 12/31/21	608,700	621,064
2% 7/31/22	8,566,000	8,829,672
2% 11/30/22	26,380,700	27,352,458
2% 4/30/24	10,425,000	11,053,758
2% 5/31/24	35,935,300	38,151,778
2% 6/30/24	4,459,800	4,739,931
2% 2/15/25	647,800	693,829
2% 8/15/25	6,441,400	6,940,357
2% 11/15/26	11,997,900	13,058,027
2.125% 1/31/21	545,400	547,193
2.125% 5/31/21	13,221,500	13,354,748
2.125% 6/30/21	1,294,000	1,309,366
2.125% 8/15/21	16,174,900	16,405,519
2.125% 9/30/21	7,778,200	7,907,938
2.125% 12/31/21	2,842,900	2,904,533
2.125% 5/15/22	9,016,000	9,275,562
2.125% 6/30/22	7,266,700	7,494,352
2.125% 12/31/22	24,694,600	25,702,641
2.125% 11/30/23	20,730,600	21,932,327
2.125% 2/29/24	9,378,800	9,957,648
2.125% 3/31/24	53,728,900	57,120,537
2.125% 7/31/24	2,225,100	2,377,467
2.125% 9/30/24	16,014,500	17,149,903
2.125% 11/30/24	2,535,000	2,720,768
2.125% 5/15/25	1,939,000	2,093,514
2.25% 7/31/21	5,648,300	5,728,832
2.25% 4/15/22	42,561,100	43,801,357
2.25% 12/31/23	522,200	555,103
2.25% 1/31/24	6,447,500	6,864,573
2.25% 4/30/24	73,068,600	78,097,774
2.25% 10/31/24	23,871,200	25,711,893
2.25% 11/15/24	15,315,800	16,502,176
2.25% 12/31/24	13,968,400	15,080,961
2.25% 11/15/25	18,937,500	20,684,040
2.25% 2/15/27	944,000	1,043,821
2.25% 8/15/27	52,691,000	58,499,360
2.25% 11/15/27	43,039,100	47,886,043
2.375% 3/15/21	3,234,800	3,256,028
2.375% 3/15/22	5,867,700	6,037,084
2.375% 1/31/23	7,523,300	7,883,008
2.375% 2/29/24	50,172,600	53,680,763
2.375% 8/15/24	5,198,200	5,605,731
2.375% 5/15/27	22,662,000	25,296,458
2.375% 5/15/29	10,691,200	12,122,819
2.5% 2/28/21	100	101
2.5% 1/15/22	19,190,000	19,696,736
2.5% 2/15/22	49,084,000	50,495,165
2.5% 3/31/23	19,298,800	20,346,665
2.5% 8/15/23	17,319,200	18,408,415
2.5% 1/31/24	45,416,000	48,705,112
2.5% 5/15/24	17,021,500	18,349,310
2.5% 1/31/25	20,661,800	22,550,418
2.5% 2/28/26	9,949,100	11,033,785
2.625% 5/15/21	588,800	595,608
2.625% 6/15/21	15,233,000	15,440,669
2.625% 7/15/21	700	711
2.625% 12/15/21	7,054,900	7,238,438
2.625% 12/31/23	39,045,500	41,951,034
2.625% 3/31/25	2,858,900	3,143,450
2.625% 12/31/25	10,880,100	12,107,511
2.625% 1/31/26	9,021,000	10,050,663
2.625% 2/15/29	20,536,100	23,651,811
2.75% 4/30/23	11,148,100	11,840,937
2.75% 5/31/23	800	851
2.75% 7/31/23	10,000	10,686
2.75% 8/31/23	12,756,800	13,654,261
2.75% 11/15/23	12,801,100	13,769,183
2.75% 2/15/24	24,170,600	26,139,182
2.75% 2/28/25	3,753,700	4,141,680
2.75% 6/30/25	3,682,400	4,086,889
2.75% 2/15/28	90,222,400	103,738,139
2.875% 9/30/23	500	538
2.875% 10/31/23	33,848,500	36,495,558
2.875% 11/30/23	22,756,900	24,581,008
2.875% 4/30/25	12,040,300	13,390,601
2.875% 5/31/25	21,522,000	23,970,968
2.875% 5/15/28	46,361,100	53,869,425
2.875% 8/15/28	38,531,600	44,892,324
3% 10/31/25	7,767,100	8,764,080
3.125% 5/15/21	9,067,900	9,193,292
3.125% 11/15/28	3,802,200	4,516,004
3.625% 2/15/21	7,093,800	7,144,670

TOTAL U.S. TREASURY OBLIGATIONS		6,249,704,938

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,212,932,761)		6,439,729,160

U.S. Government Agency - Mortgage Securities - 29.5%
Fannie Mae - 9.4%
12 month U.S. LIBOR + 1.510% 2.124% 11/1/34 (b)(d)	511,253	531,493
12 month U.S. LIBOR + 1.640% 3.519% 4/1/41 (b)(d)	172,906	181,047
12 month U.S. LIBOR + 1.880% 3.248% 11/1/34 (b)(d)	44,526	46,586
2% 7/1/35 to 12/1/35	23,362,819	24,338,906
2.5% 7/1/26 to 8/1/50	210,640,144	220,480,597
3% 4/1/25 to 7/1/50	473,556,504	499,630,297
3.5% 12/1/20 to 6/1/50	285,442,790	303,811,328
4% 4/1/24 to 6/1/50	200,693,619	216,532,607
4.5% to 4.5% 7/1/22 to 3/1/50	80,320,751	87,777,317
5% 12/1/20 to 12/1/49	31,737,413	35,567,592
5.5% 12/1/22 to 6/1/49	15,030,648	17,426,326
6% to 6% 2/1/23 to 7/1/41	3,870,292	4,572,379
6.5% 3/1/22 to 6/1/40	1,420,636	1,680,870

TOTAL FANNIE MAE		1,412,577,345

Freddie Mac - 6.7%
12 month U.S. LIBOR + 1.950% 2.939% 9/1/37 (b)(d)	69,628	73,058
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.13% 3/1/36 (b)(d)	380,088	397,498
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.417% 12/1/35 (b)(d)	231,658	241,973
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.86% 3/1/35 (b)(d)	83,397	87,048
2% 9/1/35	50,837,231	52,920,053
2% 11/1/35	19,398,060	20,192,806
2.5% 11/1/22 to 10/1/50	303,388,241	318,167,983
3% 12/1/26 to 5/1/50	170,522,535	179,809,120
3% 8/1/47	76,018	79,533
3% 5/1/49	54,554	57,013
3.5% 1/1/21 to 4/1/50	186,630,352	198,429,836
3.5% 8/1/47	188,040	199,459
3.5% 9/1/47	55,149	58,500
3.5% 9/1/47	3,169,218	3,424,197
4% 2/1/25 to 5/1/50	134,609,095	144,642,391
4.5% 6/1/25 to 1/1/50	55,958,389	60,951,593
5% 4/1/23 to 5/1/50	16,407,956	18,311,716
5.5% 5/1/23 to 6/1/49	7,753,511	8,856,170
6% 4/1/32 to 8/1/37	120,769	140,146
6.5% 8/1/36 to 12/1/37	30,329	36,030

TOTAL FREDDIE MAC		1,007,076,123

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	19,816	20,714
Ginnie Mae - 6.6%
3.5% 11/15/40 to 3/20/50	234,154,150	250,527,716
4% 1/15/25 to 3/20/50	114,976,885	123,806,122
5% 1/20/39 to 3/20/50	18,557,230	20,779,573
2% 12/1/50 (c)	8,000,000	8,368,337
2% 12/1/50 (c)	22,800,000	23,849,760
2.5% 10/20/42 to 10/20/50	106,373,187	112,100,780
2.5% 12/1/50 (c)	21,100,000	22,224,651
2.5% 12/1/50 (c)	6,100,000	6,425,136
2.5% 12/1/50 (c)	5,050,000	5,319,170
2.5% 12/1/50 (c)	4,350,000	4,581,859
2.5% 12/1/50 (c)	500,000	526,651
2.5% 12/1/50 (c)	1,600,000	1,685,282
2.5% 1/1/51 (c)	5,700,000	5,990,679
2.5% 1/1/51 (c)	4,850,000	5,097,332
3% 4/15/42 to 6/20/50	240,594,985	252,342,036
3% 12/1/50 (c)	6,500,000	6,783,831
3% 12/1/50 (c)	17,400,000	18,159,794
3% 12/1/50 (c)	9,100,000	9,497,363
3% 12/1/50 (c)	11,000,000	11,480,329
3.5% 12/1/50 (c)	14,100,000	14,892,238
3.5% 12/1/50 (c)	5,400,000	5,703,410
4% 12/1/50 (c)	2,600,000	2,763,991
4% 12/1/50 (c)	7,200,000	7,654,130
4.5% to 4.5% 3/20/33 to 3/20/50	52,912,489	57,736,175
4.5% 12/1/50 (c)	1,500,000	1,609,395
4.5% 12/1/50 (c)	3,000,000	3,218,791
5% 12/1/50 (c)	400,000	436,990
5% 12/1/50 (c)	700,000	764,732
5.5% 12/20/32 to 6/20/49	3,611,120	4,151,637
6% to 6% 5/20/34 to 12/15/40	1,077,695	1,261,085
6.5% 8/20/36 to 1/15/39	197,451	233,866

TOTAL GINNIE MAE		989,972,841

Uniform Mortgage Backed Securities - 6.8%
2% 12/1/35 (c)	30,900,000	32,167,750
2% 12/1/35 (c)	200,000	208,206
2% 12/1/50 (c)	1,800,000	1,869,792
2% 12/1/50 (c)	18,450,000	19,165,373
2% 12/1/50 (c)	107,200,000	111,356,530
2% 12/1/50 (c)	1,800,000	1,869,792
2% 12/1/50 (c)	43,050,000	44,719,203
2% 12/1/50 (c)	60,650,000	63,001,619
2% 12/1/50 (c)	138,300,000	143,662,389
2% 12/1/50 (c)	53,100,000	55,158,878
2% 12/1/50 (c)	12,650,000	13,140,486
2% 12/1/50 (c)	53,100,000	55,158,878
2% 1/1/51 (c)	109,000,000	112,979,372
2% 1/1/51 (c)	65,750,000	68,150,401
2% 1/1/51 (c)	18,450,000	19,123,573
2.5% 12/1/35 (c)	5,900,000	6,133,230
2.5% 12/1/35 (c)	10,500,000	10,915,070
2.5% 12/1/50 (c)	43,200,000	45,262,109
2.5% 12/1/50 (c)	7,400,000	7,753,232
3% 12/1/35 (c)	6,500,000	6,804,181
3% 12/1/35 (c)	100,000	104,680
3% 12/1/50 (c)	9,800,000	10,237,946
3% 12/1/50 (c)	34,900,000	36,459,625
3% 12/1/50 (c)	11,450,000	11,961,682
3% 12/1/50 (c)	11,450,000	11,961,682
3.5% 12/1/50 (c)	26,900,000	28,373,203
3.5% 12/1/50 (c)	29,000,000	30,588,211
3.5% 12/1/50 (c)	14,200,000	14,977,676
4% 12/1/50 (c)	18,900,000	20,166,149
4% 12/1/50 (c)	9,200,000	9,816,326
4.5% 12/1/50 (c)	4,300,000	4,659,120
4.5% 12/1/50 (c)	8,200,000	8,884,833
5% 12/1/50 (c)	2,300,000	2,544,091

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,009,335,288

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,339,511,311)		4,418,982,311

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$1,202,643	$1,223,131
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,714,411
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	910,939
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,792,203
2.19% 11/20/23	1,013,000	1,032,257
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	273,706
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,624,189
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,604,473
TOTAL ASSET-BACKED SECURITIES
(Cost $13,634,972)		14,175,309

Commercial Mortgage Securities - 1.8%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,286,000	4,670,318
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	5,069,843
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	6,922,830
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	3,174,202
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	5,285,833
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,962,753
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,844,660
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,191,745
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,168,784
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,628,304
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	4,148,453
Class AAB, 2.779% 7/10/49	2,201,000	2,321,922
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,728,746	6,215,303
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,156,801
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	2,072,519
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,463,013
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,790,965
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,477,362
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,742,308
Class A5, 3.0161% 9/15/52	3,480,000	3,850,221
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	17,666,186
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	12,662,037
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	12,689,167
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	6,392,125
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,723,279
Series K057 Class A2, 2.57% 7/25/26	2,844,000	3,113,301
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,556,937
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	5,132,479
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	3,143,011
Series K013 Class A2, 3.974% 1/25/21	1,500,524	1,500,774
Series K020 Class A2, 2.373% 5/25/22	1,854,000	1,899,670
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,727,900
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,555,046
Series K047 Class A2, 3.329% 5/25/25	688,000	766,482
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,401,941
Series K056 Class A2, 2.525% 5/25/26	3,698,000	4,030,441
Series K062 Class A1, 3.032% 9/25/26	3,412,539	3,653,233
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,507,414
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,856,537
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,660,558
Series K094 Class A2, 2.903% 6/25/29	9,484,000	10,796,720
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,659,110
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,321,104	1,358,334
Series 2014-GC26 Class A4, 3.364% 11/10/47	4,438,000	4,746,570
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	10,762,832
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,794,045
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,575,691
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,876,487
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	5,084,172
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,772,044
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	3,149,000	3,321,118
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,968,321	3,055,388
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,355,617	1,453,459
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2973% 8/15/46 (b)	3,367,000	3,608,269
Series 2015-C27 Class ASB, 3.557% 12/15/47	840,031	890,461
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,618,000	1,702,590
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,834,332
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	4,346,592
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	6,253,308
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,938,787
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	4,136,308
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,782,000	1,872,252
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,832,448
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $255,629,481)		269,467,974

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	3,235,187
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$900,000	$1,555,677
Series 2010 S1, 7.043% 4/1/50	1,325,000	2,411,686
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	7,698,581
Series 2010, 7.6% 11/1/40	2,840,000	5,132,675
Series 2018, 3.5% 4/1/28	2,300,000	2,679,408
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,629,714
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	435,000	450,847
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,925,000	2,934,477
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,833,694
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	3,019,790
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,193,962
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	937,306
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,401,757
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,727,972
4.131% 6/15/42	2,700,000	2,672,622
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,539,469
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,592,405
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,389,183
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,237,621
Series 2010 164, 5.647% 11/1/40	930,000	1,320,898
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,096,941
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,603,707
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,808,631
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	251,661
Series 2015 AP, 3.931% 5/15/45	665,000	773,422
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,086,248
TOTAL MUNICIPAL SECURITIES
(Cost $52,813,305)		58,215,541

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province:
1% 5/20/25	$35,763,000	$36,406,734
2.95% 1/23/24	5,000,000	5,393,650
3.3% 3/15/28	696,000	794,150
Banque Centrale de Tunisie 1.416% 8/5/21	1,515,000	1,527,773
Canadian Government 2% 11/15/22	845,000	874,820
Chilean Republic:
3.24% 2/6/28	2,067,000	2,320,208
3.25% 9/14/21	1,604,000	1,638,586
3.86% 6/21/47	1,069,000	1,281,798
Colombian Republic:
2.625% 3/15/23	1,350,000	1,389,656
3.875% 4/25/27	4,028,000	4,414,688
4% 2/26/24	686,000	736,164
4.5% 3/15/29	2,157,000	2,450,891
5% 6/15/45	2,146,000	2,576,273
5.625% 2/26/44	1,386,000	1,766,717
6.125% 1/18/41	846,000	1,117,778
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,704,688
5.75% 11/22/23	9,270,000	10,582,284
Indonesian Republic:
2.85% 2/14/30	5,800,000	6,293,000
3.4% 9/18/29	1,000,000	1,119,063
3.5% 2/14/50	4,200,000	4,605,563
5.35% 2/11/49	1,000,000	1,389,063
Israeli State:
3.25% 1/17/28	2,565,000	2,918,919
3.375% 1/15/50	4,900,000	5,409,796
4% 6/30/22	1,247,000	1,317,605
Italian Republic:
2.375% 10/17/24	1,400,000	1,471,452
2.875% 10/17/29	1,600,000	1,698,437
4% 10/17/49	1,000,000	1,118,701
6.875% 9/27/23	1,069,000	1,245,578
Jordanian Kingdom 3% 6/30/25	341,000	377,021
Manitoba Province:
2.1% 9/6/22	339,000	349,340
2.125% 5/4/22	713,000	731,650
3.05% 5/14/24	267,000	290,200
Ontario Province:
1.125% 10/7/30	3,750,000	3,707,963
2.25% 5/18/22	1,038,000	1,067,801
2.3% 6/15/26	22,624,000	24,566,497
2.4% 2/8/22	929,000	952,597
2.5% 4/27/26	891,000	975,877
2.55% 2/12/21	1,756,000	1,764,042
3.05% 1/29/24	2,120,000	2,293,649
Panamanian Republic:
3.16% 1/23/30	3,711,000	4,067,024
3.75% 3/16/25	540,000	591,806
4% 9/22/24	682,000	746,790
4.3% 4/29/53	1,012,000	1,263,103
4.5% 4/16/50	1,212,000	1,532,801
4.5% 4/1/56	4,200,000	5,319,300
Peruvian Republic:
1.862% 12/1/32	4,000,000	3,960,000
2.78% 12/1/60	1,000,000	986,500
2.844% 6/20/30	3,820,000	4,161,413
4.125% 8/25/27	919,000	1,068,912
5.625% 11/18/50	1,275,000	1,949,475
6.55% 3/14/37	548,000	814,294
Philippine Republic:
3% 2/1/28	3,387,000	3,741,145
3.75% 1/14/29	1,000,000	1,164,375
3.95% 1/20/40	1,444,000	1,730,544
4.2% 1/21/24	678,000	753,428
6.375% 10/23/34	1,849,000	2,711,674
Polish Government:
3.25% 4/6/26	1,176,000	1,325,573
4% 1/22/24	811,000	899,107
5% 3/23/22	2,585,000	2,742,523
Province of British Columbia 2.25% 6/2/26	672,000	731,465
Province of Quebec:
1.5% 2/11/25	6,000,000	6,248,880
2.375% 1/31/22	677,000	693,925
2.5% 4/20/26	1,009,000	1,104,340
2.75% 8/25/21	3,565,000	3,632,628
2.75% 4/12/27	846,000	944,838
2.875% 10/16/24	370,000	404,014
Ukraine Government 1.471% 9/29/21	1,836,000	1,854,325
United Mexican States:
3.625% 3/15/22	534,000	554,859
3.75% 1/11/28	1,604,000	1,772,420
4% 10/2/23	3,342,000	3,636,514
4.125% 1/21/26	455,000	514,378
4.15% 3/28/27	5,020,000	5,707,740
4.35% 1/15/47	2,568,000	2,832,825
4.5% 4/22/29	1,000,000	1,152,813
4.5% 1/31/50	2,200,000	2,491,500
4.6% 1/23/46	1,034,000	1,172,944
4.6% 2/10/48	3,128,000	3,554,972
4.75% 3/8/44	1,730,000	1,993,825
5.55% 1/21/45	698,000	889,514
6.05% 1/11/40	856,000	1,120,558
Uruguay Republic:
4.125% 11/20/45	846,621	1,023,618
4.375% 1/23/31	2,824,181	3,412,846
4.975% 4/20/55	1,049,811	1,429,711
5.1% 6/18/50	1,025,748	1,406,557
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $227,278,180)		238,452,468

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	1,674,000	1,685,317
2.375% 9/23/21	517,000	526,063
Asian Development Bank:
0.375% 9/3/25	13,000,000	12,943,770
0.75% 10/8/30	3,000,000	2,939,905
1.5% 10/18/24	4,500,000	4,697,875
1.75% 9/13/22	2,544,000	2,613,860
1.875% 2/18/22	356,000	363,268
2% 4/24/26	1,123,000	1,209,075
2.125% 11/24/21	860,000	876,455
2.25% 1/20/21	525,000	526,150
2.5% 11/2/27	1,195,000	1,335,265
2.625% 1/30/24	2,742,000	2,941,613
2.625% 1/12/27	1,158,000	1,292,636
2.75% 3/17/23	1,707,000	1,804,982
2.75% 1/19/28	874,000	992,487
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,634,227
Council of Europe Development Bank 1.625% 3/16/21	672,000	674,619
European Bank for Reconstruction & Development 2.125% 3/7/22	836,000	856,165
European Investment Bank:
0.75% 9/23/30	7,250,000	7,105,039
0.875% 5/17/30	1,760,000	1,750,681
1.375% 9/15/21	3,131,000	3,159,686
1.625% 6/15/21	1,247,000	1,256,268
1.875% 2/10/25	535,000	567,764
2% 3/15/21	850,000	854,554
2% 12/15/22	2,525,000	2,616,510
2.125% 10/15/21	506,000	514,577
2.25% 3/15/22	2,834,000	2,909,366
2.25% 8/15/22	335,000	346,707
2.25% 6/24/24	4,115,000	4,398,770
2.375% 6/15/22	2,496,000	2,579,670
2.375% 5/24/27	713,000	788,823
2.5% 4/15/21	829,000	836,239
2.5% 3/15/23	3,743,000	3,937,671
2.5% 10/15/24	1,020,000	1,105,214
2.875% 8/15/23	1,888,000	2,021,759
3.125% 12/14/23	2,459,000	2,671,725
3.25% 1/29/24	356,000	388,932
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	4,029,290
1.25% 9/14/21	1,310,000	1,320,998
1.75% 4/14/22	335,000	342,100
1.75% 9/14/22	1,096,000	1,125,779
1.75% 3/14/25	5,400,000	5,701,212
1.875% 3/15/21	696,000	699,416
2% 6/2/26	713,000	767,708
2.125% 1/18/22	1,087,000	1,109,963
2.125% 1/15/25	326,000	348,852
2.25% 6/18/29	3,189,000	3,531,806
2.375% 7/7/27	1,200,000	1,325,040
2.5% 1/18/23	1,241,000	1,300,556
2.625% 4/19/21	1,696,000	1,711,314
3% 10/4/23	637,000	685,716
4.375% 1/24/44	713,000	1,080,673
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	5,334,978
0.5% 10/28/25	8,582,000	8,596,162
0.75% 8/26/30	3,100,000	3,036,449
0.875% 5/14/30	3,108,000	3,085,827
1.375% 5/24/21	1,009,000	1,014,287
1.375% 9/20/21	933,000	941,696
1.5% 8/28/24	7,014,000	7,316,581
1.625% 3/9/21	1,069,000	1,073,241
1.625% 2/10/22	696,000	707,765
1.625% 1/15/25	4,300,000	4,510,915
1.75% 4/19/23	1,195,000	1,237,650
1.875% 10/7/22	3,030,000	3,121,366
1.875% 6/19/23	2,992,000	3,115,480
1.875% 10/27/26	849,000	911,440
2% 1/26/22	5,780,000	5,899,853
2.25% 6/24/21	2,865,000	2,898,431
2.5% 3/19/24	677,000	725,855
2.5% 11/25/24	1,016,000	1,101,537
2.5% 7/29/25	676,000	739,138
2.75% 7/23/21	1,720,000	1,748,374
7.625% 1/19/23	988,000	1,142,401
International Finance Corp.:
0.75% 8/27/30	2,100,000	2,057,160
1.125% 7/20/21	1,167,000	1,173,874
2.25% 1/25/21	333,000	334,029
2.875% 7/31/23	767,000	819,693
Nordic Investment Bank 2.125% 2/1/22	540,000	552,207
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $164,140,002)		169,000,499

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	507,801
Citibank NA 3.65% 1/23/24	4,456,000	4,869,556
Discover Bank:
2.7% 2/6/30	$5,000,000	$5,301,155
3.45% 7/27/26	2,273,000	2,539,909
PNC Bank NA 2.625% 2/17/22	2,139,000	2,196,826
RBS Citizens NA:
2.25% 4/28/25	3,750,000	3,980,336
2.65% 5/26/22	3,633,000	3,745,209
3.75% 2/18/26	2,407,000	2,743,788
Truist Bank:
2.636% 9/17/29 (b)	5,000,000	5,237,917
3.3% 5/15/26	1,355,000	1,515,285
3.8% 10/30/26	427,000	491,892
U.S. Bank NA, Cincinnati 3.4% 7/24/23	1,782,000	1,919,122
TOTAL BANK NOTES
(Cost $32,898,581)		35,048,796
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.09% (f)	262,286,909	$262,339,366
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	50,432,457	50,437,500
TOTAL MONEY MARKET FUNDS
(Cost $312,776,866)		312,776,866
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $15,338,607,051)		15,998,322,659
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(1,001,530,458)
NET ASSETS - 100%		$14,996,792,201

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(5,700,000)	$(6,003,816)
2.5% 12/1/50	(4,850,000)	(5,108,510)
2.5% 12/1/50	(500,000)	(526,651)

TOTAL GINNIE MAE		(11,638,977)

Uniform Mortgage Backed Securities
2% 12/1/50	(109,000,000)	(113,226,322)
2% 12/1/50	(18,450,000)	(19,165,373)
2% 12/1/50	(107,200,000)	(111,356,530)
2% 12/1/50	(1,800,000)	(1,869,792)
2% 12/1/50	(65,750,000)	(68,299,364)
2% 12/1/50	(12,650,000)	(13,140,486)
2% 12/1/50	(53,100,000)	(55,158,878)
2% 12/1/50	(18,450,000)	(19,165,373)
2.5% 12/1/50	(37,550,000)	(39,342,412)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(440,724,530)

TOTAL TBA SALE COMMITMENTS
(Proceeds $450,617,974)		$(452,363,507)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,352,815 or 0.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,664
Fidelity Securities Lending Cash Central Fund	14,145
Total	$57,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.